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Ave Maria Value Fund
Ave Maria Value Fund
what is the fund’s investment objective?
The investment objective of the Ave Maria Value Fund is to seek long-term capital appreciation.
what are the fund’s fees and expenses?

This table describes the fees and expenses that you may pay if you buy, hold and sell shares of the Fund. You may pay other fees, such as brokerage commissions and fees to intermediaries, which are not reflected in the table and example below.

Shareholder Fees (fees paid directly from your investment)
Shareholder Fees	Ave Maria Value Fund Ave Maria Value Fund USD ($)
Shareholder Fees (fees paid directly from your investment)	none

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses	Ave Maria Value Fund Ave Maria Value Fund
Management Fees	0.75%
Other Expenses	0.18%
Acquired Fund Fees and Expenses	0.01%
Total Annual Fund Operating Expenses	0.94%	[1]
[1]	Total Annual Fund Operating Expenses will not correlate to the Fund’s ratio of total expenses to average net assets in the Fund’s Financial Highlights, which do not reflect “Acquired Fund Fees and Expenses.”

Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example	Expense Example, with Redemption, 1 Year	Expense Example, with Redemption, 3 Years	Expense Example, with Redemption, 5 Years	Expense Example, with Redemption, 10 Years
Ave Maria Value Fund | Ave Maria Value Fund | USD ($)	96	300	520	1,155

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in Annual Fund Operating Expenses or in the Example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 31% of the average value of its portfolio.

what are the fund’s principal investment strategies?

Under normal market conditions, the Ave Maria Value Fund invests primarily in common stocks believed by Schwartz Investment Counsel, Inc. (the “Adviser”) to be priced at a discount to their true value according to the Adviser’s criteria for value. Under normal circumstances, all of the Fund’s equity investments (which include common stocks, preferred stocks, and securities convertible into common stock) and at least 80% of the Fund’s net assets will be invested in companies meeting the Fund’s religious criteria. This process is designed to avoid investments in companies believed to offer products or services or engage in practices that are contrary to the core values and teachings of the Roman Catholic Church. The Fund invests in securities of established companies of various market capitalizations.

At times, the Fund may emphasize investments in a particular issuer or issuers or hold a smaller number of portfolio securities than other diversified mutual funds. The portion of the Fund’s net assets invested at any given time in securities of issuers engaged in industries within a particular sector is affected by valuation considerations and other investment characteristics of that sector. As a result, the Fund’s investment in various sectors generally will change over time, and a significant allocation to any particular sector does not necessarily represent a continuing investment policy or investment strategy to invest in that sector.

The Fund may invest in the securities of foreign issuers. The Fund will invest directly in foreign securities or indirectly in the form of depositary receipts. Depositary receipts are stocks issued by a U.S. bank or broker that trade in the U.S. but represent ownership of securities issued by foreign companies.

The Adviser utilizes a comprehensive financial database and other sources with a universe of over 10,000 primarily domestic corporations to identify companies as candidates for the Fund. Using fundamental security analysis, the Adviser extensively analyzes stocks to identify those that meet the Fund’s investment objective and standards. The price of stocks in relation to cash flow, earnings, dividends, book value and asset value, both historical and prospective, are key determinants in the security selection process. Emphasis is also placed on identifying companies undergoing changes that the Adviser believes will significantly enhance shareholder value in the future, including changes in operations, management, capital allocation, strategies, and product offerings.

The moral screening process for the Fund uses information from third-party screening providers, the Adviser, shareholders, and other sources. The Catholic Advisory Board sets the criteria for screening out companies based on religious principles. In making this determination, the Catholic Advisory Board members are guided by the magisterium of the Roman Catholic Church. The magisterium of the Roman Catholic Church is the authority or office of the Roman Catholic Church to teach the authentic interpretation of the Word of God, whether in its written form or in universal faith and moral practices. This process will, in general, avoid four major categories of companies: (i) those involved in the practice of abortion; (ii) those whose policies are judged to be antifamily, such as companies that distribute pornographic material; (iii) those that contribute corporate funds to Planned Parenthood; and (iv) those that support embryonic stem cell research. The Fund is not authorized or sponsored by the Roman Catholic Church and the Catholic Advisory Board is not affiliated with the Roman Catholic Church. For more information about the Catholic Advisory Board, please turn to the “Catholic Advisory Board” section of this Prospectus.

The prices of securities held by the Fund are monitored in relation to the Adviser’s criteria for value. Generally, stocks are purchased with the intent to hold them for three years or more. When a stock appreciates substantially and is no longer undervalued according to the Adviser’s valuation criteria, it is sold. Stocks are also sold when a company fails to achieve its expected results, or economic factors or competitive developments adversely impair the company’s intrinsic value. Additionally, a stock will be sold in a manner that is not disruptive to the Fund if the Adviser determines that the company operates in a way that is inconsistent with the core values and teachings of the Roman Catholic Church, based on the criteria established by the Catholic Advisory Board. A stock will automatically be sold, if necessary, to ensure that the Fund meets its policy of investing at least 80% of its net assets in morally responsible investments.

what are the principal risks of investing in the ave maria value fund?
what has been the fund’s performance history?

The bar chart and performance table shown below provide some indication of the risks and variability of investing in the Ave Maria Value Fund by showing the Fund’s performance from year to year for each of the last ten calendar years, and by showing how the Fund’s average annual total returns for the 1-, 5- and 10-year periods ended December 31, 2023 compare with those of a broad measure of market performance. On May 1, 2024, the Fund changed its primary benchmark index from the Standard & Poor’s MidCap 400® Index to the Standard & Poor’s 500® Index in order to present a more broad-based securities market index. The Standard & Poor’s MidCap 400® Index will be used as the Fund’s secondary index. How the Fund has performed in the past (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. Updated performance information, current through the most recent month end, is available on the Fund’s website (www.avemariafunds.com) or by calling 1-888-726-9331.

During the periods shown in the bar chart, the highest return for a quarter was 20.00% during the quarter ended December 31, 2020 and the lowest return for a quarter was -28.51% during the quarter ended March 31, 2020.

Average Annual Total Returns for Periods Ended December 31, 2023

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

Average Annual Total Returns - Ave Maria Value Fund	Label	1 Year	5 Years	10 Years
Ave Maria Value Fund	Return Before Taxes	3.52%	11.55%	6.23%
Ave Maria Value Fund | After Taxes on Distributions		2.35%	10.38%	5.02%
Ave Maria Value Fund | After Taxes on Distributions and Sales		2.70%	9.05%	4.72%
STANDARD & POOR’S 500® INDEX (reflects no deduction for fees, expenses, or taxes)		26.29%	15.69%	12.03%
Standard And Poors Midcap 400 Index Reflects No Deduction For Fees Expenses Or Taxes [Member]		16.44%	12.62%	9.27%

Ave Maria Value Fund | All Risk [Member]

As with any mutual fund investment, there is a risk that you could lose money by investing in the Fund. The Fund is not intended to be a complete investment program and there is no assurance that the Fund will achieve its investment objective. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Ave Maria Value Fund | General Market Risk [Member]

General Market Risks. The return on and value of an investment in the Fund will fluctuate in response to stock market movements. Stocks and other equity securities are subject to market risks, such as rapid fluctuations in price or liquidity due to earnings or other developments affecting a particular company or industry, stock market trends and general economic conditions, investor perceptions, interest rates and other factors beyond the control of the Adviser. Stocks tend to move in cycles and may experience periods of turbulence and instability. The value of an investment in the Fund may decline in tandem with a drop in the overall value of the markets in which the Fund invests and/or other markets based on negative developments in the U.S. and global economies. Economic, political, and financial conditions, including conflicts or wars, political events, or industry trends and developments, may, from time to time, and for varying periods of time, cause volatility, illiquidity or other potentially adverse effects in the financial markets. Natural or environmental disasters, such as earthquakes, fires, floods, hurricanes and tsunamis, and widespread disease, including pandemics and epidemics, have been and can be highly disruptive to economies and the markets. Economies and financial markets throughout the world are interconnected, which increases the possibility that economic, financial or political events in one country could have a profound impact on global economies or markets, including the U.S. financial markets.

●	Recent Market Events. Periods of volatility may occur in response to market events and other factors. The COVID-19 pandemic, war or open conflicts between nations (such as between Russia and Ukraine, in the Middle East, or in eastern Asia), increased internal political discord, and higher prices for goods and commodities could continue to have adverse effects on regional and global economies, may further strain global supply chains and healthcare systems, and negatively impact global growth and inflation. Large expansion of government deficits and debt as a result of government actions to mitigate the effects of these events, as well as policy changes by the Federal Reserve and/or the U.S. government, and political events within the U.S and abroad, including routine elections, may affect investors and consumer confidence, and adversely impact the financial markets. Recent and potential future bank failures could result in disruption to the broader banking industry or markets in general and reduce confidence in financial institutions and the economy as a whole. Other events that may arise in the future could exacerbate pre-existing political, social and economic risks in ways that cannot be predicted.

Ave Maria Value Fund | Moral Investing Risks [Member]

Moral Investing Risks. The Adviser invests in equity securities only if they meet both the Fund’s investment and religious criteria, and as such, the Fund’s return may be lower than if the Adviser made decisions based solely on investment considerations. If the Fund holds a security of a company that has violated the teachings and core values of the Roman Catholic Church, it could result in the Fund selling the security at an inopportune time from a purely financial point of view. The process of screening out companies based on religious principles relies in part upon information or data from third parties that may be inaccurate or unavailable, which could cause the Fund to inadvertently hold securities that do not meet its religious criteria.

Ave Maria Value Fund | Foreign Exposure Risks [Member]

Foreign Exposure Risks. Investments in foreign securities involve risks that may be different from those of U.S. securities, including the risk that foreign economies may be less stable than the U.S. economy. Foreign securities may not be subject to uniform audit, financial reporting or disclosure standards, practices, or requirements comparable to those found in the U.S. Foreign securities are also subject to the risk of adverse changes in investment or exchange control regulations, tariffs, expropriation or confiscatory taxation, delayed transaction settlement, limitations on the removal of money or other assets, political or social instability, war or conflicts, and nationalization of companies or industries. The risks associated with open conflict or tensions between nations (including trade tensions between China and its trading partners), government capital or currency controls, expropriation of assets, the United Kingdom’s departure from the European Union in 2020, commonly referred to as “Brexit,” the possibility of changes to some international trade agreements, or political or economic dysfunction within some nations that are global economic powers or major producers of oil, could affect the economies of many nations, including the U.S., in ways that cannot necessarily be foreseen.

Depositary receipts are subject to some of the same risks as direct investment in foreign companies and certain additional risks. In a sponsored depositary arrangement, the foreign issuer assumes the obligation to pay some or all of the depositary’s transaction fees. Under an unsponsored depositary arrangement, the foreign issuer assumes no obligation and the depositary’s transaction fees are paid directly by the depositary holders. Because unsponsored depositary arrangements are organized independently and without the cooperation of the issuer of the underlying securities, available information concerning the foreign issuer may not be as current as for sponsored depositaries, and voting rights for the deposited securities are not passed through to the holders.

Ave Maria Value Fund | Preferred Stock Risks [Member]

Preferred Stock Risks. Preferred stock is subject to the risks of equity securities as well as risks associated with fixed income securities, such as interest rate risk. Because a company will generally pay dividends on preferred stock only after the company makes required payments to creditors, the value of a company’s preferred stock may react strongly to actual or perceived changes in the company’s financial condition or outlook. Preferred stock may be less liquid than common stock and generally has limited or no voting rights. In addition, preferred stock is subject to the risk that a company may defer or not pay dividends, may call or redeem its preferred stock, or convert it to common stock.

Ave Maria Value Fund | Convertible Security Risks [Member]

Convertible Security Risks. A convertible security is a bond or preferred stock that can be exchanged or converted into a specific number of shares of the issuer’s common stock. When the price of the underlying stock falls, the price of a convertible security tends to decline. Because a company must generally pay interest on its nonconvertible secured debt before it can pay interest on its convertible securities, the credit rating of a company’s convertible securities is generally lower than on its secured nonconvertible debt securities. A convertible security may be “callable,” which means the issuer can redeem the security prior to its maturity.

Ave Maria Value Fund | Sector Risks [Member]

Sector Risks. If the Fund holds significant investments in the securities of issuers in industries within a particular sector, any development affecting that sector will have a greater impact on the value of the Fund’s net assets than would be the case if the Fund did not have significant investments in that sector. For instance, economic or market factors, regulation or deregulation, technological, or other developments, may negatively impact all companies in a particular sector. This may increase the risk of loss in the Fund and its share price volatility.

Ave Maria Value Fund | Holdings Risks [Member]

Holdings Risks. If the Fund emphasizes investments in a particular issuer or issuers or holds a smaller number of portfolio securities than other diversified mutual funds, the Fund’s portfolio will be more susceptible to the depreciation of any one security than a fund that invests in a larger number of stocks.

Ave Maria Value Fund | Security Selection And Investment Style Risks [Member]

Security Selection and Investment Style Risks. Like any mutual fund, the Fund’s method of security selection may not be successful and the Fund may underperform the stock market as a whole. If the Adviser’s opinion about the intrinsic value of a company is incorrect or if the intrinsic value of a company is not recognized by the market, a stock may not achieve the price appreciation anticipated by the Adviser. The Fund’s value style could cause it to underperform relative to funds that use a growth or non-value approach to investing or funds that have a broader investment style.

Ave Maria Value Fund | Market Capitalization Risks [Member]

Market Capitalization Risks. The Fund may emphasize investment in a particular market capitalization, which may cause its share price to be more susceptible to the financial, market or economic events affecting issuers within that market capitalization. Larger capitalization companies may be unable to respond quickly to new competitive challenges, such as changes in technology and consumer tastes, have fewer opportunities to expand the market for their products or services, and may not be able to attain the high growth rate of successful smaller companies. Small and mid-capitalization companies may lack the management experience, financial resources, product diversification and other competitive strengths usually present in larger companies. Micro-cap companies may have limited product lines, markets, and access to financing, and may lack the management depth of larger companies. In many instances, the securities of micro, small and mid-capitalization companies are traded only over-the-counter or on a regional securities exchange, and the frequency and volume of their trading is substantially less than is typical of larger companies.

Ave Maria Growth Fund
Ave Maria Growth Fund
what is the fund’s investment objective?
The investment objective of the Ave Maria Growth Fund is to seek long-term capital appreciation.
what are the fund’s fees and expenses?

This table describes the fees and expenses that you may pay if you buy, hold and sell shares of the Fund. You may pay other fees, such as brokerage commissions and fees to intermediaries, which are not reflected in the table and example below.

Shareholder Fees (fees paid directly from your investment)
Shareholder Fees	Ave Maria Growth Fund Ave Maria Growth Fund USD ($)
Shareholder Fees (fees paid directly from your investment)	none

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses	Ave Maria Growth Fund Ave Maria Growth Fund
Management Fees	0.75%
Other Expenses	0.16%
Acquired Fund Fees and Expenses	0.01%
Total Annual Fund Operating Expenses	0.92%	[1]
[1]	Total Annual Fund Operating Expenses will not correlate to the Fund’s ratio of total expenses to average net assets in the Fund’s Financial Highlights, which do not reflect “Acquired Fund Fees and Expenses.”

Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example	Expense Example, with Redemption, 1 Year	Expense Example, with Redemption, 3 Years	Expense Example, with Redemption, 5 Years	Expense Example, with Redemption, 10 Years
Ave Maria Growth Fund | Ave Maria Growth Fund | USD ($)	94	293	509	1,131

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in Annual Fund Operating Expenses or in the Example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 27% of the average value of its portfolio.

what are the fund’s principal investment strategies?

The Ave Maria Growth Fund invests primarily in common stocks of companies believed by the Adviser to offer above-average potential for growth in revenues, profits, or cash flow. Dividend and interest income are secondary considerations in investment selection. Under normal circumstances, all of the Fund’s equity investments (which include common stocks, preferred stocks, and securities convertible into common stock) and at least 80% of the Fund’s net assets will be invested in companies meeting the Fund’s religious criteria. This process is designed to avoid investments in companies believed to offer products or services or engage in practices that are contrary to the core values and teachings of the Roman Catholic Church. The Fund may invest in companies of all sizes, including small and mid-capitalization companies.

At times, the Fund may emphasize investments in a particular issuer or issuers or hold a smaller number of portfolio securities than other diversified mutual funds. The portion of the Fund’s net assets invested at any given time in securities of issuers engaged in industries within a particular sector is affected by valuation considerations and other investment characteristics of that sector. As a result, the Fund’s investment in various sectors generally will change over time, and a significant allocation to any particular sector does not necessarily represent a continuing investment policy or investment strategy to invest in that sector.

The Fund may invest in the securities of foreign issuers. The Fund will invest directly in foreign securities or indirectly in the form of depositary receipts. Depositary receipts are stocks issued by a U.S. bank or broker that trade in the U.S. but represent ownership of securities issued by foreign companies.

In selecting investments, the Adviser relies primarily on fundamental analysis by reviewing the issuing company’s financial statements, the fundamentals of other companies in the same industry, market trends and economic conditions. The Adviser evaluates a company’s earnings growth and prospects, price to cash flow and other variables to determine whether the company meets its growth criteria.

The moral screening process for the Fund uses information from third-party screening providers, the Adviser, shareholders, and other sources. The Catholic Advisory Board sets the criteria for screening out companies based on religious principles. In making this determination, the Catholic Advisory Board members are guided by the magisterium of the Roman Catholic Church. The magisterium of the Roman Catholic Church is the authority or office of the Roman Catholic Church to teach the authentic interpretation of the Word of God, whether in its written form or in universal faith and moral practices. This process will, in general, avoid four major categories of companies: (i) those involved in the practice of abortion; (ii) those whose policies are judged to be antifamily, such as companies that distribute pornographic material; (iii) those that contribute corporate funds to Planned Parenthood; and (iv) those that support embryonic stem cell research. The Fund is not authorized or sponsored by the Roman Catholic Church and the

Catholic Advisory Board is not affiliated with the Roman Catholic Church. For more information about the Catholic Advisory Board, please turn to the “Catholic Advisory Board” section of this Prospectus.

The Fund’s investments are monitored in relation to the Adviser’s criteria for a growth company. Generally, stocks are purchased with the intent to hold them for three years or more. However, when a company no longer meets the Adviser’s investment standards, it is sold regardless of the time held by the Fund. Additionally, a stock will be sold in a manner that is not disruptive to the Fund if the Adviser determines that the company operates in a way that is inconsistent with the core values and teachings of the Roman Catholic Church, based on the criteria established by the Catholic Advisory Board. A stock will automatically be sold, if necessary, to ensure that the Fund meets its policy of investing at least 80% of its net assets in morally responsible investments.

what are the principal risks of investing in the ave maria growth fund?
what has been the fund’s performance history?

The bar chart and performance table shown below provide some indication of the risks and variability of investing in the Ave Maria Growth Fund by showing the Fund’s performance from year to year for each of the last ten calendar years, and by showing how the Fund’s average annual total returns for the 1-, 5- and 10-year periods ended December 31, 2023 compare with those of a broad measure of market performance. How the Fund has performed in the past (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. Updated performance information, current through the most recent month end, is available on the Fund’s website (www.avemariafunds.com) or by calling 1-888-726-9331.

During the periods shown in the bar chart, the highest return for a quarter was 24.35% during the quarter ended June 30, 2020 and the lowest return for a quarter was -20.45% during the quarter ended March 31, 2020.

Average Annual Total Returns for Periods Ended December 31, 2023

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

Average Annual Total Returns - Ave Maria Growth Fund	Label	1 Year	5 Years	10 Years
Ave Maria Growth Fund	Return Before Taxes	30.29%	14.38%	11.12%
Ave Maria Growth Fund | After Taxes on Distributions		29.51%	13.25%	9.43%
Ave Maria Growth Fund | After Taxes on Distributions and Sales		18.49%	11.48%	8.65%
STANDARD & POOR’S 500® INDEX (reflects no deduction for fees, expenses, or taxes)		26.29%	15.69%	12.03%

Ave Maria Growth Fund | All Risk [Member]

As with any mutual fund investment, there is a risk that you could lose money by investing in the Fund. The Fund is not intended to be a complete investment program and there is no assurance that the Fund will achieve its investment objective. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Ave Maria Growth Fund | Moral Investing Risks [Member]

Moral Investing Risks. The Adviser invests in equity securities only if they meet both the Fund’s investment and religious criteria, and as such, the Fund’s return may be lower than if the Adviser made decisions based solely on investment considerations. If the Fund holds a security of a company that has violated the teachings and core values of the Roman Catholic Church, it could result in the Fund selling the security at an inopportune time from a purely financial point of view. The process of screening out companies based on religious principles relies in part upon information or data from third parties that may be inaccurate or unavailable, which could cause the Fund to inadvertently hold securities that do not meet its religious criteria.

Ave Maria Growth Fund | Foreign Exposure Risks [Member]

Foreign Exposure Risks. Investments in foreign securities involve risks that may be different from those of U.S. securities, including the risk that foreign economies may be less stable than the U.S. economy. Foreign securities may not be subject to uniform audit, financial reporting or disclosure standards, practices or requirements comparable to those found in the U.S. Foreign securities are also subject to the risk of adverse changes in investment or exchange control regulations, tariffs, expropriation or confiscatory taxation, delayed transaction settlement, limitations on the removal of money or other assets, political or social instability, war or conflicts, and nationalization of companies or industries. The risks associated with tensions or open conflict between nations (including trade tensions between China and its trading partners), government capital or currency controls, expropriation of assets, Brexit, the possibility of changes to some international trade agreements, or political or economic dysfunction within some nations that are global economic powers or major producers of oil, could affect the economies of many nations, including the U.S., in ways that cannot necessarily be foreseen.

Depositary receipts are subject to some of the same risks as direct investment in foreign companies and certain additional risks. In a sponsored depositary arrangement, the foreign issuer assumes the obligation to pay some or all of the depositary’s transaction fees. Under an unsponsored depositary arrangement, the foreign issuer assumes no obligation and the depositary’s transaction fees are paid directly by the depositary holders. Because unsponsored depositary arrangements are organized independently and without the cooperation of the issuer of the underlying securities, available information concerning the foreign issuer may not be as current as for sponsored depositaries and voting rights for the deposited securities are not passed through to the holders.

Ave Maria Growth Fund | Preferred Stock Risks [Member]

Preferred Stock Risks. Preferred stock is subject to the risks of equity securities as well as risks associated with fixed income securities, such as interest rate risk. Because a company will generally pay dividends on preferred stock only after the company makes required payments to creditors, the value of a company’s preferred stock may react strongly to actual or perceived changes in the company’s financial condition or outlook. Preferred stock may be less liquid than common stock and generally has limited or no voting rights. In addition, preferred stock is subject to the risk that a company may defer or not pay dividends, may call or redeem its preferred stock, or convert it to common stock.

Ave Maria Growth Fund | Convertible Security Risks [Member]

Convertible Security Risks. A convertible security is a bond or preferred stock that can be exchanged or converted into a specific number of shares of the issuer’s common stock. When the price of the underlying stock falls, the price of a convertible security tends to decline. Because a company must generally pay interest on its nonconvertible secured debt before it can pay interest on its convertible securities, the credit rating of a company’s convertible securities is generally lower than on its secured nonconvertible debt securities. A convertible security may be “callable,” which means the issuer can redeem the security prior to its maturity.

Ave Maria Growth Fund | Sector Risks [Member]

Sector Risks. If the Fund holds significant investments in the securities of issuers in industries within a particular sector, any development affecting that sector will have a greater impact on the value of the Fund’s net assets than would be the case if the Fund did not have significant investments in that sector. For instance, economic or market factors, regulation, or deregulation, technological or other developments, may negatively impact all companies in a particular sector. This may increase the risk of loss in the Fund and its share price volatility. As of December 31, 2023, the Fund had 48.1% of its net assets invested in stocks within the technology sector. The values of securities of companies in the technology sector may be significantly affected adversely by competitive pressures, short product cycles, aggressive pricing and rapid obsolescence of existing products and technologies.

Ave Maria Growth Fund | Holdings Risks [Member]

Holdings Risks. If the Fund emphasizes investments in a particular issuer or issuers or holds a smaller number of portfolio securities than other diversified mutual funds, the Fund’s portfolio will be more susceptible to the depreciation of any one security than a fund that invests in a larger number of stocks.

Ave Maria Growth Fund | Security Selection And Investment Style Risks [Member]

Security Selection and Investment Style Risks. Like any mutual fund, the Fund’s method of security selection may not be successful and the Fund may underperform the stock market as a whole. Growth securities typically trade at higher multiples of current earnings than other securities. Therefore, growth securities may be more sensitive to changes in current or expected earnings than other securities. Growth securities also may be more volatile because growth companies usually invest a high portion of earnings in their business, and may lack the dividend income of value companies that can offset losses in a falling market. A company may never achieve the earnings growth the Adviser anticipates and the Fund’s growth style may go out of favor with investors.

Ave Maria Growth Fund | Market Capitalization Risks [Member]

Market Capitalization Risks. The Fund may emphasize investment in a particular market capitalization, which may cause its share price to be more susceptible to the financial, market or economic events affecting issuers within that market capitalization. Larger capitalization companies may be unable to respond quickly to new competitive challenges, such as changes in technology and consumer tastes, have fewer opportunities to expand the market for their products or services, and may not be able to attain the high growth rate of successful smaller companies. Small and mid-capitalization companies may lack the management experience, financial resources, product diversification and other competitive strengths usually present in larger companies. Micro-cap companies may have limited product lines, markets, and access to financing, and may lack the management depth of larger companies. In many instances, the securities of micro, small and mid-capitalization companies are traded only over-the-counter or on a regional securities exchange, and the frequency and volume of their trading is substantially less than is typical of larger companies.

Ave Maria Growth Fund | General Market Risks [Member]

General Market Risks. The return on and value of an investment in the Fund will fluctuate in response to stock market movements. Stocks and other equity securities are subject to market risks, such as rapid fluctuations in price or liquidity due to earnings or other developments affecting a particular company or industry, stock market trends and general economic conditions, investor perceptions, interest rates and other factors beyond the control of the Adviser. Stocks tend to move in cycles and may experience periods of turbulence and instability. The value of an investment in the Fund may decline in tandem with a drop in the overall value of the markets in which the Fund invests and/or other markets based on negative developments in the U.S. and global economies. Economic, political, and financial conditions, including conflicts or wars, political events, or industry trends and developments, may, from time to time, and for varying periods of time, cause volatility, illiquidity, or other potentially adverse effects in the financial markets. Natural or environmental disasters, such as earthquakes, fires, floods, hurricanes and tsunamis, and widespread disease, including pandemics and epidemics, have been and can be highly disruptive to economies and the markets. Economies and financial markets throughout the world are interconnected, which increases the possibility that economic, financial, or political events in one country could have a profound impact on global economies or markets, including the U.S. financial markets.

●	Recent Market Events. Periods of volatility may occur in response to market events and other factors. The COVID-19 pandemic, war or open conflicts between nations (such as between Russia and Ukraine,

in the Middle East, or in eastern Asia), increased internal political discord, and higher prices for goods and commodities could continue to have adverse effects on regional and global economies, may further strain global supply chains, and healthcare systems, and negatively impact global growth and inflation. Large expansion of government deficits and debt as a result of government actions to mitigate the effects of these events, as well as policy changes by the Federal Reserve and/or the U.S. government, and political events within the U.S and abroad, including routine elections, may affect investors and consumer confidence, and adversely impact the financial markets. Recent and potential future bank failures could result in disruption to the broader banking industry or markets in general and reduce confidence in financial institutions and the economy as a whole. Other events that may arise in the future could exacerbate pre-existing political, social and economic risks in ways that cannot be predicted.

Ave Maria Rising Dividend Fund
Ave Maria Rising Dividend Fund
what are the fund’s investment objectives?
The investment objectives of the Ave Maria Rising Dividend Fund are to seek to provide increasing dividend income over time, long-term growth of capital, and a reasonable level of current income.
what are the fund’s fees and expenses?

This table describes the fees and expenses that you may pay if you buy, hold and sell shares of the Fund. You may pay other fees, such as brokerage commissions and fees to intermediaries, which are not reflected in the table and example below.

Shareholder Fees (fees paid directly from your investment)
Shareholder Fees	Ave Maria Rising Dividend Fund Ave Maria Rising Dividend Fund USD ($)
Shareholder Fees (fees paid directly from your investment)	none

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses	Ave Maria Rising Dividend Fund Ave Maria Rising Dividend Fund
Management Fees	0.75%
Other Expenses	0.16%
Acquired Fund Fees and Expenses	0.01%
Total Annual Fund Operating Expenses	0.92%	[1]
[1]	Total Annual Fund Operating Expenses will not correlate to the Fund’s ratio of total expenses to average net assets in the Fund’s Financial Highlights, which do not reflect “Acquired Fund Fees and Expenses.”

Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example	Expense Example, with Redemption, 1 Year	Expense Example, with Redemption, 3 Years	Expense Example, with Redemption, 5 Years	Expense Example, with Redemption, 10 Years
Ave Maria Rising Dividend Fund | Ave Maria Rising Dividend Fund | USD ($)	94	293	509	1,131

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in Annual Fund Operating Expenses or in the Example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 19% of the average value of its portfolio.

what are the fund’s principal investment strategies?

Under normal circumstances, the Ave Maria Rising Dividend Fund will invest at least 80% of its net assets, including the amount of any borrowings for investment purposes, in the common stocks of dividend-paying companies that are expected to increase their dividends over time and to provide long-term growth of capital. Under normal circumstances, all of the Fund’s equity investments (which include common stocks, preferred stocks and securities convertible into common stock) and at least 80% of the Fund’s net assets will be invested in companies meeting the Fund’s religious criteria. This process is designed to avoid investments in companies believed to offer products or services or engage in practices that are contrary to the core values and teachings of the Roman Catholic Church. The Fund may invest in companies of all sizes.

At times, the Fund may emphasize investments in a particular issuer or issuers or hold a smaller number of portfolio securities than other diversified mutual funds. The portion of the Fund’s net assets invested at any given time in securities of issuers engaged in industries within a particular sector is affected by valuation considerations and other investment characteristics of that sector. As a result, the Fund’s investment in various sectors generally will change over time, and a significant allocation to any particular sector does not necessarily represent a continuing investment policy or investment strategy to invest in that sector.

The Fund may invest in the securities of foreign issuers. The Fund will invest directly in foreign securities or indirectly in the form of depositary receipts. Depositary receipts are stocks issued by a U.S. bank or broker that trade in the U.S. but represent ownership of securities issued by foreign companies.

The Adviser believes that a track record of dividend increases is an excellent indicator of a company’s financial health and growth prospects, and that over the long term, income can contribute significantly to total return. Dividends can also help reduce the Fund’s volatility during periods of market turbulence and help offset losses when stock prices are falling. The Adviser looks for stocks with sustainable, above-average growth in earnings and dividends, and attempts to buy them when they are temporarily out-of-favor or undervalued by the market.

Using fundamental security analysis, the Adviser extensively analyzes stocks to identify those that meet the Fund’s investment objectives and standards. In selecting investments for the Fund, the Adviser favors companies with one or more of the following attributes:

●	either a track record of, or the potential for, above-average earnings and dividend growth;

●	a competitive dividend yield;

●	a sound balance sheet and solid cash flow to support future dividend increases;

●	a sustainable competitive advantage and leading market position; and

●	reasonable valuations, such as low price/earnings, price/cash flow, or price/sales ratios.

In pursuing the Fund’s investment objectives, the Adviser has the discretion to purchase securities in special situations when it perceives an unusual opportunity for gain. These special situations might arise when the Adviser believes a security could increase in value for a variety of reasons, including a change in management, an extraordinary corporate event, or a temporary imbalance in the supply of or demand for the securities.

The moral screening process for the Fund uses information from third-party screening providers, the Adviser, shareholders, and other sources. The Catholic Advisory Board sets the criteria for screening out companies based on religious principles. In making this determination, the Catholic Advisory Board members are guided by the magisterium of the Roman Catholic Church. The magisterium of the Roman Catholic Church is the authority or office of the Roman Catholic Church to teach the authentic interpretation of the Word of God, whether in its written form or in universal faith and moral practices. This process will, in general, avoid four major categories of companies: (i) those involved in the practice of abortion; (ii) those whose policies are judged to be antifamily, such as companies that distribute pornographic material; (iii) those that contribute corporate funds to Planned Parenthood; and (iv) those that support embryonic stem cell research. The Fund is not authorized or sponsored by the Roman Catholic Church and the Catholic Advisory Board is not affiliated with the Roman Catholic Church. For more information about the Catholic Advisory Board, please turn to the “Catholic Advisory Board” section of this Prospectus.

Stocks are sold when a company fails to achieve its expected results, or economic factors or competitive developments adversely impair the company’s value. Additionally, a stock will be sold in a manner that is not disruptive to the Fund if the Adviser determines that the company operates in a way that is inconsistent with the core values and teachings of the Roman Catholic Church, based on the criteria established by the Catholic Advisory Board. A stock will automatically be sold, if necessary, to ensure that the Fund meets its policy of investing at least 80% of its net assets in morally responsible investments.

what are the principal risks of investing in the ave maria rising dividend fund?
what has been the fund’s performance history?

The bar chart and performance table shown below provide some indication of the risks and variability of investing in the Ave Maria Rising Dividend Fund by showing the Fund’s performance from year to year for each of the last ten calendar years, and by showing how the Fund’s average annual total returns for the 1-, 5- and 10-year periods ended December 31, 2023 compare with those of a broad measure of market performance. On May 1, 2024, the Fund changed its primary benchmark index from the Standard & Poor’s 500® Value Index to the Standard & Poor’s 500® Index in order to present a more broad-based securities market index. The S&P 500® Dividend Aristocrats Index will be used as the Fund’s secondary index. How the Fund has performed in the past (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. Updated performance information, current through the most recent month end, is available on the Fund’s website (www.avemariafunds.com) or by calling 1-888-726-9331.

During the periods shown in the bar chart, the highest return for a quarter was 21.75% during the quarter ended June 30, 2020 and the lowest return for a quarter was -26.87% during the quarter ended March 31, 2020.

Average Annual Total Returns for Periods Ended December 31, 2023

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

Average Annual Total Returns - Ave Maria Rising Dividend Fund	Label	1 Year	5 Years	10 Years
Ave Maria Rising Dividend Fund	Return Before Taxes	13.19%	12.79%	9.19%
Ave Maria Rising Dividend Fund | After Taxes on Distributions		12.43%	11.16%	7.43%
Ave Maria Rising Dividend Fund | After Taxes on Distributions and Sales		8.32%	10.03%	7.04%
STANDARD & POOR’S 500® INDEX (reflects no deduction for fees, expenses, or taxes)		26.29%	15.69%	12.03%
STANDARD & POOR’S 500® VALUE INDEX (reflects no deduction for fees, expenses, or taxes)		22.23%	14.11%	10.01%
S&P 500® DIVIDEND ARISTOCRATS INDEX (reflects no deduction for fees, expenses, or taxes)		8.44%	12.25%	10.67%

Ave Maria Rising Dividend Fund | All Risk [Member]

As with any mutual fund investment, there is a risk that you could lose money by investing in the Fund. The Fund is not intended to be a complete investment program and there is no assurance that the Fund will achieve its investment objective. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Ave Maria Rising Dividend Fund | Moral Investing Risks [Member]

Moral Investing Risks. The Adviser invests in equity securities only if they meet both the Fund’s investment and religious criteria, and as such, the Fund’s return may be lower than if the Adviser made decisions based solely on investment considerations. If the Fund holds a security of a company that has violated the teachings and core values of the Roman Catholic Church, it could result in the Fund selling the security at an inopportune time from a purely financial point of view. The process of screening out companies based on religious principles relies in part upon information or data from third parties that may be inaccurate or unavailable, which could cause the Fund to inadvertently hold securities that do not meet its religious criteria.

Ave Maria Rising Dividend Fund | Foreign Exposure Risks [Member]

Foreign Exposure Risks. Investments in foreign securities involve risks that may be different from those of U.S. securities, including the risk that foreign economies may be less stable than the U.S. economy. Foreign securities may not be subject to uniform audit, financial reporting or disclosure standards, practices, or requirements comparable to those found in the U.S. Foreign securities are also subject to the risk of adverse changes in investment or exchange control regulations, tariffs, expropriation or confiscatory taxation, delayed transaction settlement, limitations on the removal of money or other assets, political or social instability, war or conflicts, and nationalization of companies or industries. The risks associated with tensions or open conflict between nations (including trade tensions with China and its trading partners), government capital or currency controls, expropriation of assets, Brexit, the possibility of changes to some international trade agreements, or political or economic dysfunction within some nations that are global economic powers or major producers of oil, could affect the economies of many nations, including the U.S., in ways that cannot necessarily be foreseen.

Depositary receipts are subject to some of the same risks as direct investment in foreign companies and certain additional risks. In a sponsored depositary arrangement, the foreign issuer assumes the obligation to pay some or all of the depositary’s transaction fees. Under an unsponsored depositary arrangement, the foreign issuer assumes no obligation and the depositary’s transaction fees are paid directly by the depositary holders. Because unsponsored depositary arrangements are organized independently and without the cooperation of the issuer of the underlying securities, available information concerning the foreign issuer may not be as current as for sponsored depositaries and voting rights for the deposited securities are not passed through to the holders.

Ave Maria Rising Dividend Fund | Preferred Stock Risks [Member]

Preferred Stock Risks. Preferred stock is subject to the risks of equity securities as well as risks associated with fixed income securities, such as interest rate risk. Because a company will generally pay dividends on preferred stock only after the company makes required payments to creditors, the value of a company’s preferred stock may react strongly to actual or perceived changes in the company’s financial condition or outlook. Preferred stock may be less liquid than common stock and generally has limited or no voting rights. In addition, preferred stock is subject to the risk that a company may defer or not pay dividends, may call or redeem its preferred stock, or convert it to common stock.

Ave Maria Rising Dividend Fund | Convertible Security Risks [Member]

Convertible Security Risks. A convertible security is a bond or preferred stock that can be exchanged or converted into a specific number of shares of the issuer’s common stock. When the price of the underlying stock falls, the price of a convertible security tends to decline. Because a company must generally pay interest on its nonconvertible secured debt before it can pay interest on its convertible securities, the credit rating of a company’s convertible securities is generally lower than on its secured nonconvertible debt securities. A convertible security may be “callable,” which means the issuer can redeem the security prior to its maturity.

Ave Maria Rising Dividend Fund | Sector Risks [Member]

Sector Risks. If the Fund holds significant investments in the securities of issuers in industries within a particular sector, any development affecting that sector will have a greater impact on the value of the Fund’s net assets than would be the case if the Fund did not have significant investments in that sector. For instance, economic or market factors, regulation, or deregulation, technological, or other developments, may negatively impact all companies in a particular sector. This may increase the risk of loss in the Fund and its share price volatility. As of December 31, 2023, the Fund had 32.0% of its net assets invested in stocks within the technology sector. The values of securities of companies in the technology sector may be significantly affected adversely by competitive pressures, short product cycles, aggressive pricing and rapid obsolescence of existing products and technologies.

Ave Maria Rising Dividend Fund | Holdings Risks [Member]

Holdings Risks. If the Fund emphasizes investments in a particular issuer or issuers or holds a smaller number of portfolio securities than other diversified mutual funds, the Fund’s portfolio will be more susceptible to the depreciation of any one security than a fund that invests in a larger number of stocks.

Ave Maria Rising Dividend Fund | Security Selection And Investment Style Risks [Member]

Security Selection and Investment Style Risks. Like any mutual fund, the Fund’s method of security selection may not be successful and the Fund may underperform the stock market as a whole. There is no guarantee that the securities selected for the Fund will provide increasing dividend income or earnings growth. Changes in the dividend policies or capital resources of companies in which the Fund invests may affect the Fund’s ability to generate income. The investment style utilized for the Fund could fall out of favor with investors, which may cause the Fund to underperform relative to other mutual funds that do not emphasize dividend paying stocks.

Ave Maria Rising Dividend Fund | Market Capitalization Risks [Member]

Market Capitalization Risks. The Fund may emphasize investment in a particular market capitalization, which may cause its share price to be more susceptible to the financial, market or economic events affecting issuers within that market capitalization. Larger capitalization companies may be unable to respond quickly to new competitive challenges, such as changes in technology and consumer tastes, have fewer opportunities to expand the market for their products or services, and may not be able to attain the high growth rate of successful smaller companies. Small and mid-capitalization companies may lack the management experience, financial resources, product diversification and other competitive strengths usually present in larger companies. Micro-cap companies may have limited product lines, markets, and access to financing, and may lack the management depth of larger companies. In many instances, the securities of micro, small and mid-capitalization companies are traded only over-the-counter or on a regional securities exchange, and the frequency and volume of their trading is substantially less than is typical of larger companies.

Ave Maria Rising Dividend Fund | General Market Risks [Member]

General Market Risks. The return on and value of an investment in the Fund will fluctuate in response to stock market movements. Stocks and other equity securities are subject to market risks, such as rapid fluctuations in price or liquidity due to earnings or other developments affecting a particular company or industry, stock market trends and general economic conditions, investor perceptions, interest rates and other factors beyond the control of the Adviser. Stocks tend to move in cycles and may experience periods of turbulence and instability. The value of an investment in the Fund may decline in tandem with a drop in the overall value of the markets in which the Fund invests and/or other markets based on negative developments in the U.S. and global economies. Economic, political, and financial conditions, including conflicts or wars, political events, or industry trends and developments, may, from time to time, and for varying periods of time, cause volatility, illiquidity, or other potentially adverse effects in the financial markets. Natural or environmental disasters, such as earthquakes, fires, floods, hurricanes and tsunamis, and widespread disease, including pandemics and epidemics, have been and can be highly disruptive to economies and the markets. Economies and financial markets throughout the world are interconnected, which increases the possibility that economic, financial, or political events in one country could have a profound impact on global economies or markets, including the U.S. financial markets.

●	Recent Market Events. Periods of volatility may occur in response to market events and other factors. The COVID-19 pandemic, war, or open conflicts between nations (such as between Russia and Ukraine, in the Middle East, or in eastern Asia), increased internal political discord, and higher prices for goods and commodities could continue to have adverse effects on regional and global economies, may further strain global supply chains, and healthcare systems, and negatively impact global growth and inflation. Large expansion of government deficits and debt as a result of government actions to mitigate the effects of these events, as well as policy changes by the Federal Reserve and/or the U.S. government, and political events within the U.S and abroad, including routine elections, may affect investors and consumer confidence, and adversely impact the financial markets. Recent and potential future bank failures could result in disruption to the broader banking industry or markets in general and reduce confidence in financial institutions and the economy as a whole. Other events that may arise in the future could exacerbate pre-existing political, social and economic risks in ways that cannot be predicted.

Ave Maria Rising Dividend Fund | Special Situation Company Risks [Member]

Special Situation Company Risks. Investing in special situation companies carries an additional risk of loss if the expected development does not occur or produce the intended results. The availability of special situation companies that present attractive investment opportunities may be sporadic, or rare in certain instances, which may detract from the Fund’s ability to pursue its investment objectives.

Ave Maria World Equity Fund
Ave Maria World Equity Fund
what is the fund’s investment objective?
The investment objective of the Ave Maria World Equity Fund is to seek long-term capital appreciation.
what are the fund’s fees and expenses?

This table describes the fees and expenses that you may pay if you buy, hold and sell shares of the Fund. You may pay other fees, such as brokerage commissions and fees to intermediaries, which are not reflected in the table and example below.

Shareholder Fees (fees paid directly from your investment)
Shareholder Fees	Ave Maria World Equity Fund Ave Maria World Equity Fund USD ($)
Shareholder Fees (fees paid directly from your investment)	none

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses	Ave Maria World Equity Fund Ave Maria World Equity Fund
Management Fees	0.75%
Other Expenses	0.30%
Total Annual Fund Operating Expenses	1.05%

Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example	Expense Example, with Redemption, 1 Year	Expense Example, with Redemption, 3 Years	Expense Example, with Redemption, 5 Years	Expense Example, with Redemption, 10 Years
Ave Maria World Equity Fund | Ave Maria World Equity Fund | USD ($)	107	334	579	1,283

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in Annual Fund Operating Expenses or in the Example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 29% of the average value of its portfolio.

what are the fund’s principal investment strategies?

Under normal market conditions, the Ave Maria World Equity Fund will invest at least 80% of its net assets, including the amount of any borrowings for investment purposes, in common stocks of U.S. and non-U.S. companies. The Fund will invest at least 60% of its net assets in common stocks issued by non-U.S. companies. For purposes of this requirement, a company is deemed to be a “non-U.S. company” if the company is headquartered outside the United States, or has at least 50% of its revenues or operations outside of the United States during its most recent fiscal year, at the time of purchase. The Fund will limit its investments in securities of issuers located in any one country (other than the United States) to less than 25% of the Fund’s total assets. Under normal circumstances, all of the Fund’s equity investments (which include common stocks, preferred stocks, and securities convertible into common stock) and at least 80% of the Fund’s net assets will be invested in companies meeting the Fund’s religious criteria. This process is designed to avoid investments in companies believed to offer products or services or engage in practices that are contrary to the core values and teachings of the Roman Catholic Church. The Fund invests in securities of established companies of various market capitalizations. At times, the Fund may emphasize investments in a particular issuer or issuers or hold a smaller number of portfolio securities than other diversified mutual funds.

The Fund may, with respect to its investments in the stocks of non-U.S. companies, invest directly in foreign securities or indirectly in such securities through depositary receipts. Depositary receipts are receipts issued by a bank or trust company and evidence ownership of underlying securities issued by foreign companies.

The Fund invests primarily in common stocks believed to be priced at a discount to their true value according to the Adviser’s criteria for value. The price of stocks in relation to cash flow, earnings, dividends, book value and asset value, both historical and prospective, are key determinants in the security selection process. Emphasis is also placed on identifying companies undergoing changes that the Adviser believes will significantly enhance shareholder value in the future, including changes in operations, management, capital allocation, strategies, and product offerings.

The moral screening process for the Fund uses information from third-party screening providers, the Adviser, shareholders, and other sources. The Catholic Advisory Board sets the criteria for screening out companies based on religious principles. In making this determination, the Catholic Advisory Board members are guided by the magisterium of the Roman Catholic Church. The magisterium of the Roman Catholic Church is the authority or office of the Roman Catholic Church to teach the authentic interpretation of the Word of God, whether in its written form or in universal faith and moral practices. This process will, in general, avoid four major categories of companies: (i) those involved in the practice of abortion; (ii) those whose policies are judged to be antifamily, such as companies that distribute pornographic material; (iii) those that contribute corporate funds to Planned Parenthood; and (iv) those that support embryonic stem cell research. The Fund is not authorized or sponsored by the Roman Catholic Church and the Catholic Advisory Board is not affiliated with the Roman Catholic Church. For more information about the Catholic Advisory Board, please turn to the “Catholic Advisory Board” section of this Prospectus.

The prices of securities held by the Fund are monitored in relation to the Adviser’s criteria for value. Generally, stocks are purchased with the intent to hold them for three years or more. When a stock appreciates substantially and is no longer undervalued according to the Adviser’s valuation criteria, it is sold. Stocks are also sold when a company fails to achieve its expected results, or economic factors or competitive developments adversely impair the company’s intrinsic value. Additionally, a stock will be sold in a manner that is not disruptive to the Fund if the Adviser determines that the company operates in a way that is inconsistent with the core values and teachings of the Roman Catholic Church, based on the criteria established by the Catholic Advisory Board. A stock will automatically be sold, if necessary, to ensure that the Fund meets its policy of investing at least 80% of its net assets in morally responsible investments.

what are the principal risks of investing in the ave maria world equity fund?
what has been the fund’s performance history?

The bar chart and performance table shown below provide some indication of the risks and variability of investing in the Ave Maria World Equity Fund by showing the Fund’s performance from year to year for each of the last ten calendar years, and by showing how the Fund’s average annual total returns for the 1-, 5- and 10-year periods ending December 31, 2023 compare with those of a broad measure of market performance. How the Fund has performed in the past (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. Certain performance information reflects fee reductions and/or expense reimbursements by the Adviser; without such fee reductions and/or expense reimbursements, returns would be less than those shown. Updated performance information, current through the most recent month end, is available on the Fund’s website (www.avemariafunds.com) or by calling 1-888-726-9331.

During the periods shown in the bar chart, the highest return for a quarter was 17.06% during the quarter ended June 30, 2020 and the lowest return for a quarter was -28.14% during the quarter ended March 31, 2020.

Average Annual Total Returns for Periods Ended December 31, 2023

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

Average Annual Total Returns - Ave Maria World Equity Fund	Label	1 Year	5 Years	10 Years
Ave Maria World Equity Fund	Return Before Taxes	24.96%	10.26%	6.18%
Ave Maria World Equity Fund | After Taxes on Distributions		23.97%	9.79%	5.56%
Ave Maria World Equity Fund | After Taxes on Distributions and Sales		15.66%	8.16%	4.87%
MSCI ACWI INDEX (reflects no deduction for fees, expenses, or taxes)		22.20%	11.72%	7.93%

Ave Maria World Equity Fund | All Risk [Member]

As with any mutual fund investment, there is a risk that you could lose money by investing in the Fund. The Fund is not intended to be a complete investment program and there is no assurance that the Fund will achieve its investment objective. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Ave Maria World Equity Fund | Moral Investing Risks [Member]

Moral Investing Risks. The Adviser invests in equity securities only if they meet both the Fund’s investment and religious criteria, and as such, the Fund’s return may be lower than if the Adviser made decisions based solely on investment considerations. If the Fund holds a security of a company that has violated the teachings and core values of the Roman Catholic Church, it could result in the Fund selling the security at an inopportune time from a purely financial point of view. The process of screening out companies based on religious principles relies in part upon information or data from third parties that may be inaccurate or unavailable, which could cause the Fund to inadvertently hold securities that do not meet its religious criteria.

Ave Maria World Equity Fund | Foreign Exposure Risks [Member]

Foreign Exposure Risks. Foreign securities and securities issued by U.S. entities with substantial foreign operations can involve additional risks related to political, economic, or regulatory conditions in foreign countries. These risks include less stringent investor protection and disclosure standards of some foreign markets; delayed transaction settlement; fluctuations in foreign currencies; tariffs and trade agreements; and withholding or other taxes. These factors can make foreign investments more volatile and potentially less liquid than U.S. investments. In addition, foreign markets can perform differently than the U.S. market. Even with respect to U.S. companies with substantial foreign operations, economic, regulatory and currency changes in foreign countries could dramatically affect the demand for a company’s products or the cost of producing those products. The risks associated with tensions or open conflict between nations (including trade tensions between China and its trading partners), government capital or currency controls, expropriation of assets, Brexit, the possibility of changes to some international trade agreements, or political or economic dysfunction within some nations that are global economic powers or major producers of oil, could affect the economies of many nations, including the U.S., in ways that cannot necessarily be foreseen.

Depositary receipts are subject to some of the same risks as direct investment in foreign companies and certain additional risks. In a sponsored depositary arrangement, the foreign issuer assumes the obligation to pay some or all of the depositary’s transaction fees. Under an unsponsored depositary arrangement, the foreign issuer assumes no obligation and the depositary’s transaction fees are paid directly by the depositary holders. Because unsponsored depositary arrangements are organized independently and without the cooperation of the issuer of the underlying securities, available information concerning the foreign issuer may not be as current as for sponsored depositaries and voting rights for the deposited securities are not passed through to the holders.

Ave Maria World Equity Fund | Preferred Stock Risks [Member]

Preferred Stock Risks. Preferred stock is subject to the risks of equity securities as well as risks associated with fixed income securities, such as interest rate risk. Because a company will generally pay dividends on preferred stock only after the company makes required payments to creditors, the value of a company’s preferred stock may react strongly to actual or perceived changes in the company’s financial condition or outlook. Preferred stock may be less liquid than common stock and generally has limited or no voting rights. In addition, preferred stock is subject to the risk that a company may defer or not pay dividends, may call or redeem its preferred stock, or convert it to common stock.

Ave Maria World Equity Fund | Convertible Security Risks [Member]

Convertible Security Risks. A convertible security is a bond or preferred stock that can be exchanged or converted into a specific number of shares of the issuer’s common stock. When the price of the underlying stock falls, the price of a convertible security tends to decline. Because a company must generally pay interest on its nonconvertible secured debt before it can pay interest on its convertible securities, the credit rating of a company’s convertible securities is generally lower than on its secured nonconvertible debt securities. A convertible security may be “callable,” which means the issuer can redeem the security prior to its maturity.

Ave Maria World Equity Fund | Sector Risks [Member]

Sector Risks. If the Fund holds significant investments in the securities of issuers in industries within a particular sector, any development affecting that sector will have a greater impact on the value of the Fund’s net assets than would be the case if the Fund did not have significant investments in that sector. For instance, economic or market factors, regulation, or deregulation, technological, or other developments, may negatively impact all companies in a particular sector. This may increase the risk of loss in the Fund and its share price volatility.

Ave Maria World Equity Fund | Holdings Risks [Member]

Holdings Risks. If the Fund emphasizes investments in a particular issuer or issuers or holds a smaller number of portfolio securities than other diversified mutual funds, the Fund’s portfolio will be more susceptible to the depreciation of any one security than a fund that invests in a larger number of stocks.

Ave Maria World Equity Fund | Security Selection And Investment Style Risks [Member]

Security Selection and Investment Style Risks. Like any mutual fund, the Fund’s method of security selection may not be successful and the Fund may underperform the stock market as a whole. If the Adviser’s opinion about the intrinsic value of a company is incorrect or if the intrinsic value of a company is not recognized by the market, a stock may not achieve the price appreciation anticipated by the Adviser. The Fund’s value style could cause it to underperform relative to funds that use a growth or non-value approach to investing or funds that have a broader investment style.

Ave Maria World Equity Fund | Market Capitalization Risks [Member]

Market Capitalization Risks. The Fund may emphasize investment in a particular market capitalization, which may cause its share price to be more susceptible to the financial, market or economic events affecting issuers within that market capitalization. Larger capitalization companies may be unable to respond quickly to new competitive challenges, such as changes in technology and consumer tastes, have fewer opportunities to expand the market for their products or services, and may not be able to attain the high growth rate of successful smaller companies. Small and mid-capitalization companies may lack the management experience, financial resources, product diversification and other competitive strengths usually present in larger companies. Micro-cap companies may have limited product lines, markets, and access to financing, and may lack the management depth of larger companies. In many instances, the securities of micro, small and mid-capitalization companies are traded only over-the-counter or on a regional securities exchange, and the frequency and volume of their trading is substantially less than is typical of larger companies.

Ave Maria World Equity Fund | General Market Risks [Member]

General Market Risks. The return on and value of an investment in the Fund will fluctuate in response to stock market movements. Stocks and other equity securities are subject to market risks, such as rapid fluctuations in price or liquidity due to earnings or other developments affecting a particular company or industry, stock market trends and general economic conditions, investor perceptions, interest rates and other factors beyond the control of the Adviser. Stocks tend to move in cycles and may experience periods of turbulence and instability. The value of an investment in the Fund may decline in tandem with a drop in the overall value of the markets in which the Fund invests and/or other markets based on negative developments in the U.S. and global economies. Economic, political, and financial conditions, including conflicts or wars, political events, or industry trends and developments, may, from time to time, and for varying periods of time, cause volatility, illiquidity, or other potentially adverse effects in the financial markets. Natural or environmental disasters, such as earthquakes, fires, floods, hurricanes and tsunamis, and widespread disease, including pandemics and epidemics, have been and can be highly disruptive to economies and the markets. Economies and financial markets throughout the world are interconnected, which increases the possibility that economic, financial, or political events in one country could have a profound impact on global economies or markets, including the U.S. financial markets.

●	Recent Market Events. Periods of volatility may occur in response to market events and other factors. The COVID-19 pandemic, war, or open conflicts between nations (such as between Russia and Ukraine, in the Middle East, or in eastern Asia), increased internal political discord, and higher prices for goods and commodities could continue to have adverse effects on regional and global economies, may further strain global supply chains, and healthcare systems, and negatively impact global growth and inflation. Large expansion of government deficits and debt as a result of government actions to mitigate the effects of these events, as well as policy changes by the Federal Reserve and/or the U.S. government, and political events within the U.S and abroad, including routine elections, may affect investors and consumer confidence, and adversely impact the financial markets. Recent and potential future bank failures could result in disruption to the broader banking industry or markets in general and reduce confidence in financial institutions and the economy as a whole. Other events that may arise in the future could exacerbate pre-existing political, social, and economic risks in ways that cannot be predicted.

Ave Maria Focused Fund
Ave Maria Focused Fund
what is the fund’s investment objective?
The investment objective of the Fund is to seek long-term capital appreciation.
what are the fund’s fees and expenses?

This table describes the fees and expenses that you may pay if you buy, hold and sell shares of the Fund. You may pay other fees, such as brokerage commissions and fees to intermediaries, which are not reflected in the table and example below.

Shareholder Fees (fees paid directly from your investment)
Shareholder Fees	Ave Maria Focused Fund Ave Maria Focused Fund USD ($)
Shareholder Fees (fees paid directly from your investment)	none

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses	Ave Maria Focused Fund Ave Maria Focused Fund
Management Fees	0.75%
Other Expenses	0.34%
Total Annual Fund Operating Expenses	1.09%

Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example	Expense Example, with Redemption, 1 Year	Expense Example, with Redemption, 3 Years	Expense Example, with Redemption, 5 Years	Expense Example, with Redemption, 10 Years
Ave Maria Focused Fund | Ave Maria Focused Fund | USD ($)	111	347	601	1,329

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in Annual Fund Operating Expenses or in the Example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 29% of the average value of its portfolio.

what are the fund’s principal investment strategies?

Under normal market conditions, the Ave Maria Focused Fund will invest primarily in equity securities that the Adviser believes have high earnings growth potential. Equity securities include, but are not limited to, common stocks, preferred stocks, convertible stocks, special situation companies and foreign stocks. Under normal circumstances, all of the Fund’s equity investments and at least 80% of the Fund’s net assets (plus the amount of borrowings for investment purposes) will be invested in companies believed to offer products or services or engage in practices that are not contrary to the core values and teachings of the Roman Catholic Church. The Fund may invest in the securities of companies of any size, regardless of market capitalization. At times, depending on market and other conditions, the Fund may invest a substantial portion of its assets in a small number of issuers, industries, or business sectors. The Fund is classified as non-diversified.

The moral screening process for the Fund uses information from third-party screening providers, the Adviser, shareholders, and other sources. The Catholic Advisory Board sets the criteria for screening out companies based on religious principles. In making this determination, the Catholic Advisory Board members are guided by the magisterium of the Roman Catholic Church. The magisterium of the Roman Catholic Church is the authority or office of the Roman Catholic Church to teach the authentic interpretation of the Word of God, whether in its written form or in universal faith and moral practices. This process will, in general, avoid four major categories of companies: (i) those involved in the practice of abortion; (ii) those whose policies are judged to be antifamily, such as companies that distribute pornographic material; (iii) those that contribute corporate funds to Planned Parenthood; and (iv) those that support embryonic stem cell research. The Fund is not authorized or sponsored by the Roman Catholic Church and the Catholic Advisory Board is not affiliated with the Roman Catholic Church. Additionally, a stock will be sold in a manner that is not disruptive to the Fund if the Adviser determines that the company operates in a way that is inconsistent with the core values and teachings of the Roman Catholic Church, based on the criteria established by the Catholic Advisory Board. A stock will automatically be sold, if necessary, to ensure that the Fund meets its policy of investing at least 80% of its net assets in morally responsible investments. For more information about the Catholic Advisory Board, please turn to the “Catholic Advisory Board” section of this Prospectus.

The Fund may invest in special situation companies that have fallen out of favor with the market, but are expected to appreciate over time due to company-specific developments, rather than general business conditions or movements in the markets as a whole. Special situations may include significant changes in a company’s allocation of its existing capital (companies undergoing turnarounds or spin-offs) or a restructuring of assets. Special situations may also result from significant changes to an industry through regulatory developments or shifts in competition, new product introductions, changes in senior management or significant changes in a company’s cost structure.

The Fund may invest in the securities of foreign issuers. The Fund will invest directly in foreign securities or indirectly in the form of depositary receipts. Depositary receipts are stocks issued by a U.S. bank or broker that trade in the U.S. but represent ownership of securities issued by foreign companies.

In selecting investments, the Adviser uses fundamental security analyses to identify and purchase shares of companies that the Adviser believes are selling below their intrinsic value. The Adviser looks for companies whose market prices are below what a corporate or entrepreneurial buyer would be willing to pay for the entire business. The price of stocks in relation to their free cash flow and earnings, both historical and prospective, are key determinants in the security selection process. Emphasis is also placed on identifying companies that are believed to redeploy excess capital at high rates of return. Generally, stocks are purchased with the intent to hold them for an average of five years. However, when a company no longer meets the Adviser’s investment standards or a more attractive opportunity becomes available, it is sold regardless of the time held by the Fund. A stock may also be sold when there is an adverse change in a company’s economic outlook or competitive advantage, a fundamental change has occurred in a company’s management, the company fails to redeploy its capital at the return threshold anticipated by the Adviser, or the anticipated return threshold is no longer probable.

what are the principal risks of investing in the ave maria focused fund?
what has been the fund’s performance history?

The bar chart and performance table shown below provide some indication of the risks and variability of investing in the Ave Maria Focused Fund by showing the Fund’s performance for each full calendar year over the lifetime of the Fund, and by showing how the Fund’s average annual total returns for the 1-year period ended December 31, 2023 and the period since its inception compare with those of a broad measure of market performance. On May 1, 2024, the Fund changed its primary benchmark index from the Standard & Poor’s MidCap 400® Growth Index to the Standard & Poor’s 500® Index in order to present a more broad-based securities market index. The Standard & Poor’s MidCap 400® Growth Index will be used as the Fund’s secondary index. How the Fund has performed in the past (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. Certain performance information reflects fee reductions and/or expense reimbursements by the Adviser; without such fee reductions and/or expense reimbursements, returns would be less than those shown. Updated performance information, current through the most recent month end is available on the Fund’s website (www.avemariafunds.com) or by calling 1-888-726-9331.

During the periods shown in the bar chart, the highest return for a quarter was 14.62% during the quarter ended December 31, 2023 and the lowest return for a quarter was -22.43% during the quarter ended June 30, 2022.

Average Annual Total Returns for Periods Ended December 31, 2023

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

Average Annual Total Returns - Ave Maria Focused Fund	Label	1 Year	Since Inception	Inception Date
Ave Maria Focused Fund	Return Before Taxes	38.73%	10.44%	May 01, 2020
Ave Maria Focused Fund | After Taxes on Distributions		38.73%	10.09%
Ave Maria Focused Fund | After Taxes on Distributions and Sales		22.93%	8.20%
STANDARD & POOR’S 500® INDEX (reflects no deduction for fees, expenses, or taxes)		26.29%	17.15%
STANDARD & POOR’S MIDCAP 400® GROWTH INDEX (reflects no deduction for fees, expenses, or taxes)		17.50%	15.01%

Ave Maria Focused Fund | All Risk [Member]

As with any mutual fund investment, there is a risk that you could lose money by investing in the Fund. The Fund is not intended to be a complete investment program and there is no assurance that the Fund will achieve its investment objective. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Ave Maria Focused Fund | Moral Investing Risks [Member]

Moral Investing Risks. The Adviser invests in equity securities only if they meet both the Fund’s investment and religious criteria, and as such, the Fund’s return may be lower than if the Adviser made decisions based solely on investment considerations. If the Fund holds a security of a company that has violated the teachings and core values of the Roman Catholic Church, it could result in the Fund selling the security at an inopportune time from a purely financial point of view. The process of screening out companies based on religious principles relies in part upon information or data from third parties that may be inaccurate or unavailable, which could cause the Fund to inadvertently hold securities that do not meet its religious criteria.

Ave Maria Focused Fund | Foreign Exposure Risks [Member]

Foreign Exposure Risks. Investments in foreign securities involve risks that may be different from those of U.S. securities, including the risk that foreign economies may be less stable than the U.S. economy. Foreign securities may not be subject to uniform audit, financial reporting, or disclosure standards, practices, or requirements comparable to those found in the U.S. Foreign securities are also subject to the risk of adverse changes in investment or exchange control regulations, tariffs, expropriation or confiscatory taxation, delayed transaction settlement, limitations on the removal of money or other assets, political or social instability, war or conflicts, and nationalization of companies or industries. The risks associated with tensions or open conflict between nations (including trade tensions between China and its trading partners), government capital or currency controls, expropriation of assets, Brexit, the possibility of changes to some international trade agreements, or political or economic dysfunction within some nations that are global economic powers or major producers of oil, could affect the economies of many nations, including the U.S., in ways that cannot necessarily be foreseen.

Depositary receipts are subject to some of the same risks as direct investment in foreign companies and certain additional risks. In a sponsored depositary arrangement, the foreign issuer assumes the obligation to pay some or all of the depositary’s transaction fees. Under an unsponsored depositary arrangement, the foreign issuer assumes no obligation and the depositary’s transaction fees are paid directly by the depositary holders. Because unsponsored depositary arrangements are organized independently and without the cooperation of the issuer of the underlying securities, available information concerning the foreign issuer may not be as current as for sponsored depositaries and voting rights for the deposited securities are not passed through to the holders.

Ave Maria Focused Fund | Preferred Stock Risks [Member]

Preferred Stock Risks. Preferred stock is subject to the risks of equity securities as well as risks associated with fixed income securities, such as interest rate risk. Because a company will generally pay dividends on preferred stock only after the company makes required payments to creditors, the value of a company’s preferred stock may react strongly to actual or perceived changes in the company’s financial condition or outlook. Preferred stock may be less liquid than common stock and generally has limited or no voting rights. In addition, preferred stock is subject to the risk that a company may defer or not pay dividends, may call or redeem its preferred stock, or convert it to common stock.

Ave Maria Focused Fund | Convertible Security Risks [Member]

Convertible Security Risks. A convertible security is a bond or preferred stock that can be exchanged or converted into a specific number of shares of the issuer’s common stock. When the price of the underlying stock falls, the price of a convertible security tends to decline. Because a company must generally pay interest on its nonconvertible secured debt before it can pay interest on its convertible securities, the credit rating of a company’s convertible securities is generally lower than on its secured nonconvertible debt securities. A convertible security may be “callable,” which means the issuer can redeem the security prior to its maturity.

Ave Maria Focused Fund | Sector Risks [Member]

Sector Risks. If the Fund holds significant investments in the securities of issuers in industries within a particular sector, any development affecting that sector will have a greater impact on the value of the Fund’s net assets than would be the case if the Fund did not have significant investments in that sector. For instance, economic or market factors, regulation, or deregulation, technological, or other developments, may negatively impact all companies in a particular sector. This may increase the risk of loss in the Fund and its share price volatility. As of December 31, 2023, the Fund had 31.2% of its net assets invested in stocks within the communications sector. The values of securities of companies in the communications sector may be significantly affected adversely by industry competition, substantial capital requirements, government regulation, and obsolescence of products and services due to technological advancement.

Ave Maria Focused Fund | Security Selection And Investment Style Risks [Member]

Security Selection and Investment Style Risks. Like any mutual fund, the Fund’s method of security selection may not be successful, and the Fund may underperform the stock market as a whole. There is no guarantee that the securities selected by the Fund will redeploy excess capital at high rates of return or achieve the price appreciation anticipated by the Adviser. The Fund’s investments may be more volatile than other types of investments because their market prices may reflect future expectations. If the Adviser’s opinion about the value of a company is not recognized by the market, a stock might not achieve the price appreciation anticipated by the Adviser. The Fund’s style of investing may go out of favor with investors.

Ave Maria Focused Fund | Market Capitalization Risks [Member]

Market Capitalization Risks. The Fund may emphasize investment in a particular market capitalization, which may cause its share price to be more susceptible to the financial, market or economic events affecting issuers within that market capitalization. Larger capitalization companies may be unable to respond quickly to new competitive challenges, such as changes in technology and consumer tastes, have fewer opportunities to expand the market for their products or services, and may not be able to attain the high growth rate of successful smaller companies. Small and mid-capitalization companies may lack the management experience, financial resources, product diversification and other competitive strengths usually present in larger companies. Micro-cap companies may have limited product lines, markets, and access to financing, and may lack the management depth of larger companies. In many instances, the securities of micro, small, and mid-capitalization companies are traded only over-the-counter or on a regional securities exchange, and the frequency and volume of their trading is substantially less than is typical of larger companies.

Ave Maria Focused Fund | General Market Risks [Member]

General Market Risks. The return on and value of an investment in the Fund will fluctuate in response to stock market movements. Stocks and other equity securities are subject to market risks, such as rapid fluctuations in price or liquidity due to earnings and other developments affecting a particular company or industry, stock market trends and general economic conditions, investor perceptions, interest rates and other factors beyond the control of the Adviser. Stocks tend to move in cycles and may experience periods of turbulence and instability. The value of an investment in the Fund may decline in tandem with a drop in the overall value of the markets in which the Fund invests and/or other markets based on negative developments in the U.S. and global economies. Economic, political, and financial conditions, including conflicts or wars, political events, or industry trends and developments, may, from time to time, and for varying periods of time, cause volatility, illiquidity or other potentially adverse effects in the financial markets. Natural or environmental disasters, such as earthquakes, fires, floods, hurricanes and tsunamis, and widespread disease, including pandemics and epidemics, have been and can be highly disruptive to economies and the markets. Economies and financial markets throughout the world are interconnected, which increases the possibility that economic, financial, or political events in one country could have a profound impact on global economies or markets, including the U.S. financial markets.

●	Recent Market Events. Periods of volatility may occur in response to market events and other factors. The COVID-19 pandemic, war or open conflicts between nations (such as between Russia and Ukraine, in the Middle East, or in eastern Asia), increased internal political discord, and higher prices for goods and commodities could continue to have adverse effects on regional and global economies, may further strain global supply chains, and healthcare systems, and negatively impact global growth and inflation. Large expansion of government deficits and debt as a result of government actions to mitigate the effects of these events, as well as policy changes by the Federal Reserve and/or the U.S. government, and political events within the U.S and abroad, including routine elections, may affect investors and consumer confidence, and adversely impact the financial markets. Recent and potential future bank failures could result in disruption to the broader banking industry or markets in general and reduce confidence in financial institutions and the economy as a whole. Other events that may arise in the future could exacerbate pre-existing political, social and economic risks in ways that cannot be predicted.

Ave Maria Focused Fund | Special Situation Company Risks [Member]

Special Situation Company Risks. Investing in special situation companies carries an additional risk of loss if the expected development does not occur or produce the intended results. The availability of special situation companies that present attractive investment opportunities may be sporadic, or rare in certain instances, which may detract from the Fund’s ability to pursue its investment objectives.

Ave Maria Focused Fund | Non Diversification Risks [Member]

Non-Diversification Risks. The Fund is classified as non-diversified and may therefore invest a greater percentage of its assets in the securities of a limited number of issuers than a fund that is diversified. At times, the Fund may overweight a position in a particular issuer or emphasize investment in a limited number of issuers, industries, or sectors, which may cause its share price to be more susceptible to any economic, business, political or regulatory occurrence affecting an issuer than a fund that is more widely diversified. The issuers that the Fund may emphasize will vary from time to time.

Ave Maria Bond Fund
Ave Maria Bond Fund
what is the fund’s investment objective?
The investment objective of the Ave Maria Bond Fund is to seek preservation of principal with a reasonable level of current income.
what are the fund’s fees and expenses?

This table describes the fees and expenses that you may pay if you buy, hold and sell shares of the Fund. You may pay other fees, such as brokerage commissions and fees to intermediaries, which are not reflected in the table and example below.

Shareholder Fees (fees paid directly from your investment)
Shareholder Fees	Ave Maria Bond Fund Ave Maria Bond Fund USD ($)
Shareholder Fees (fees paid directly from your investment)	none

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses	Ave Maria Bond Fund Ave Maria Bond Fund
Management Fees	0.25%
Other Expenses	0.16%
Acquired Fund Fees and Expenses	0.01%
Total Annual Fund Operating Expenses	0.42%	[1]
[1]	Total Annual Fund Operating Expenses will not correlate to the Fund’s ratio of total expenses to average net assets in the Fund’s Financial Highlights, which do not reflect “Acquired Fund Fees and Expenses.”

Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example	Expense Example, with Redemption, 1 Year	Expense Example, with Redemption, 3 Years	Expense Example, with Redemption, 5 Years	Expense Example, with Redemption, 10 Years
Ave Maria Bond Fund | Ave Maria Bond Fund | USD ($)	43	135	235	530

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in Annual Fund Operating Expenses or in the Example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 16% of the average value of its portfolio.

what are the fund’s principal investment strategies?

The Ave Maria Bond Fund invests primarily (80% or more of its net assets, including the amount of any borrowings for investment purposes) in investment-grade debt securities of domestic issuers, including the U.S. government and its agencies and instrumentalities, corporations and municipalities and money market instruments. The Fund may invest up to 20% of its net assets in equity securities (which includes, but is not limited to, preferred stocks, common stocks paying dividends and securities convertible into common stock) of domestic or foreign issuers of any market capitalization. Under normal circumstances, all of the Fund’s investments in corporate debt and equity securities will satisfy the Fund’s religious criteria. This process is designed to avoid investments in companies believed to offer products or services or engage in practices that are contrary to the core values and teachings of the Roman Catholic Church.

The Fund seeks to invest in securities that appear comparatively undervalued. For example, the Fund would consider a security having a yield that is higher than another security of similar credit quality and duration to be comparatively undervalued. Unlike funds investing solely for income, the Fund also seeks modest capital appreciation and growth of investment income. The Fund may purchase securities that are convertible into common stock or carry warrants or common stock purchase rights when the Adviser believes they offer higher return potential than nonconvertible securities. Convertible securities generally are debt obligations that pay income, but may convert into common or preferred stock under certain circumstances. The Fund may also seek capital appreciation by investing in fixed income securities when the Adviser believes interest rates on such investments may decline, thereby increasing the market value of the Fund’s fixed income securities. The Adviser may also purchase securities it believes have a high potential for credit upgrade.

The moral screening process for the Fund uses information from third-party screening providers, the Adviser, shareholders, and other sources. The Catholic Advisory Board sets the criteria for screening out companies based on religious principles. In making this determination, the Catholic Advisory Board members are guided by the magisterium of the Roman Catholic Church. The magisterium of the Roman Catholic Church is the authority or office of the Roman Catholic Church to teach the authentic interpretation of the Word of God, whether in its written form or in universal faith and moral practices. This process will, in general, avoid four major categories of companies: (i) those involved in the practice of abortion; (ii) those whose policies are judged to be antifamily, such as companies that distribute pornographic material; (iii) those that contribute corporate funds to Planned Parenthood; and (iv) those that support embryonic stem cell research. The Fund is not authorized or sponsored by the Roman Catholic Church and the Catholic Advisory Board is not affiliated with the Roman Catholic Church. For more information about the Catholic Advisory Board, please turn to the “Catholic Advisory Board” section of this Prospectus.

The Fund will invest at least 80% of its net assets in “investment-grade” debt securities and securities issued by the U.S. government, its agencies, or instrumentalities. Investment-grade debt securities are corporate bonds, debentures, notes, or money market instruments rated in the top four categories at the time of purchase by a nationally recognized rating agency, or unrated securities the Adviser considers to be of comparable quality. Securities issued by the U.S. government, its agencies or its instrumentalities include direct obligations of the U.S. Treasury (including Treasury Inflation-Protected Securities (“TIPS”)) and securities issued or guaranteed as to payment of interest and principal by agencies or instrumentalities of the U.S. government. The Fund will invest no more than 20% of its net assets in debt securities whose highest rating, at the time of purchase, is BBB or lower by S&P Global Ratings (“S&P”) (or an equivalent rating).

The Fund may invest in debt securities of any maturity. In selecting debt securities, the Adviser will focus on the issuer’s credit strength as well as the security’s effective duration and yield. Effective duration is a measure of a debt security’s price sensitivity to interest rate changes. Effective duration takes into account a debt security’s cash flows over time including the possibility that a debt security might be prepaid by the issuer or redeemed by the holder prior to its stated maturity date. In contrast, maturity measures only the time until the final payment is due. When the Adviser expects interest rates to rise, it may purchase debt securities with shorter maturities or invest in money market instruments. When the Adviser expects interest rates to fall, it may invest in longer-term debt securities. The Adviser may sell a security when it no longer meets its criteria for investment or when there are more attractive investment opportunities available. A stock will automatically be sold, if necessary, to ensure that the Fund’s investments are in accordance with its morally responsible investment policy.

what are the principal risks of investing in the ave maria bond fund?
what has been the fund’s performance history?

The bar chart and performance table shown below provide some indication of the risks and variability of investing in the Ave Maria Bond Fund by showing the Fund’s performance from year to year for each of the last ten calendar years, and by showing how the Fund’s average annual total returns for the 1, 5- and 10-year periods ended December 31, 2023 compare with those of a broad measure of market performance. On May 1, 2024, the Fund changed its primary benchmark index from the Bloomberg U.S. Intermediate Government/Credit Index to the Bloomberg U.S Aggregate Bond Index in order to present a more broad-based securities market index. The Bloomberg U.S. Intermediate Government/Credit Index will be used as the Fund’s secondary index. How the Fund has performed in the past (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. Certain performance information reflects fee reductions and/or expense reimbursements by the Adviser; without such fee reductions and/or expense reimbursements, returns would be less than those shown. Updated performance information, current through the most recent month end, is available on the Fund’s website (www.avemariafunds.com) or by calling 1-888-726-9331.

During the periods shown in the bar chart, the highest return for a quarter was 6.35% during the quarter ended June 30, 2020 and the lowest return for a quarter was -5.70% during the quarter ended March 31, 2020.

Average Annual Total Returns for Periods Ended December 31, 2023

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

Average Annual Total Returns - Ave Maria Bond Fund	Label	1 Year	5 Years	10 Years
Ave Maria Bond Fund	Return Before Taxes	5.16%	4.05%	3.21%
Ave Maria Bond Fund | After Taxes on Distributions		4.08%	3.06%	2.28%
Ave Maria Bond Fund | After Taxes on Distributions and Sales		3.03%	2.81%	2.20%
BLOOMBERG U.S. AGGREGATE BOND INDEX (reflects no deduction for fees, expenses, or taxes)		5.53%	1.10%	1.81%
BLOOMBERG U.S. INTERMEDIATE GOVERNMENT/CREDIT INDEX (reflects no deduction for fees, expenses, or taxes)		5.24%	1.59%	1.72%

Ave Maria Bond Fund | All Risk [Member]

As with any mutual fund investment, there is a risk that you could lose money by investing in the Fund. The Fund is not intended to be a complete investment program and there is no assurance that the Fund will achieve its investment objective. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Ave Maria Bond Fund | Moral Investing Risks [Member]

Moral Investing Risks. The Adviser invests in corporate debt and equity securities only if they meet both the Fund’s investment and religious criteria, and as such, the Fund’s return may be lower than if the Adviser made decisions based solely on investment considerations. If the Fund holds a security of a company that has violated the teachings and core values of the Roman Catholic Church, it could result in the Fund selling the security at an inopportune time from a purely financial point of view. The process of screening out companies based on religious principles relies in part upon information or data from third parties that may be inaccurate or unavailable, which could cause the Fund to inadvertently hold securities that do not meet its religious criteria.

Ave Maria Bond Fund | Foreign Exposure Risks [Member]

Foreign Exposure Risks. Investments in foreign securities involve risks that may be different from those of U.S. securities, including the risk that foreign economies may be less stable than the U.S. economy. Foreign securities may not be subject to uniform audit, financial reporting or disclosure standards, practices, or requirements comparable to those found in the U.S. Foreign securities are also subject to the risk of adverse changes in investment or exchange control regulations, tariffs, expropriation or confiscatory taxation, delayed transaction settlement, limitations on the removal of money or other assets, political or social instability, war or conflicts, and nationalization of companies or industries. The risks associated with tensions or open conflict between nations, (including trade tensions between China and its trading partners), capital or currency controls, expropriation of assets, Brexit, the possibility of changes to some international trade agreements, or political or economic dysfunction within some nations that are global economic powers or major producers of oil, could affect the economies of many nations, including the U.S., in ways that cannot necessarily be foreseen.

Ave Maria Bond Fund | Debt Security Risks [Member]

Debt Security Risks. Any debt securities held by the Fund may be subject to certain risks, such as interest rate risks, credit risks and liquidity risks. At times there may be an imbalance of supply and demand in the markets which could result in greater price volatility, less liquidity, wider trading spreads and a lack of price transparency. Recent and potential future changes in monetary policy made by central banks or governments have, and may continue to, affect the level of interest rates. The ultimate effects of these and other efforts that may be taken may not be known for some time. Convertible securities may be subject to both debt and equity security risks described herein.

●	Interest Rate Risks. The value of the Fund’s debt securities is affected by changes in interest rates. When interest rates rise, the value of the Fund’s debt securities and its share price will decline. A change in interest rates will also change the amount of income the Fund generates. Securities with longer maturities generally are more sensitive to interest rate changes than securities with shorter maturities. The decision by the Federal Reserve in 2022 to aggressively increase interest rates and sell some of the U.S. government securities on its balance sheet in an effort to control the effects of inflation has caused volatility in the markets, due in part to the prolonged period of low interest rates. It is difficult to accurately predict when interest rates may increase or when interest rate increases may end.

●	Credit Risks. The value of the Fund’s debt securities is affected by the issuers’ continued ability to make interest and principal payments, when due. The Fund could lose money if an issuer cannot meet its financial obligations or if its credit rating is downgraded. Securities rated in the lowest of the investment-grade categories (BBB or an equivalent rating) are considered more speculative than higher-rated securities. Their issuers may not be as financially strong and they may have a weakened capacity to pay interest or principal, especially during periods of economic downturn or uncertainty.

An investment grade determination is made at the time of purchase and the Fund is not required to liquidate a security whose rating is reduced below investment grade. When a security’s rating is reduced below investment grade, it may be more difficult for the Fund to receive income and achieve capital appreciation from its investment.

Government securities held by the Fund may or may not be backed by the “full faith and credit” of the U.S. government. Securities backed by the full faith and credit of the U.S. government include Treasury securities and Overseas Private Investment Corporation securities. Securities that are not backed by the “full faith and credit” of the U.S. government include securities issued by various other government agencies.

A rating by a nationally recognized statistical rating organization represents the organization’s opinion as to the credit quality of a security but is not an absolute standard of quality or guarantee as to the creditworthiness of an issuer. Ratings of nationally recognized statistical rating organizations present an inherent conflict of interest because such organizations are paid by the entities whose securities they rate. The credit rating of a security does not necessarily address its market risk (that is, the risk that the value of a security will be adversely affected due to movements in the overall financial markets or changes in the level of interest rates). In addition, ratings may not be revised promptly to reflect developments in the issuer’s financial condition.

●	Liquidity Risks. Debt securities may also be subject to liquidity risk, which is the risk that a security cannot be sold at an advantageous time or price. If a debt security is downgraded or drops in price, the market demand may be limited, making that security difficult to sell. Additionally, the market for certain debt securities may become illiquid under adverse market or economic conditions, independent of any specific adverse changes in the condition of a particular issuer. Liquidity risk may be magnified in a rising interest rate environment or in other circumstances where investor redemptions from fixed income mutual funds may be higher than normal. The capacity of traditional dealers to engage in fixed income trading has not kept pace with the growth of the fixed income market, causing dealer inventories to be at or near historical lows relative to market size. Lower rated securities may be subject to greater levels of liquidity risk.

●	Monetary Policy Risks. In response to the global financial crisis that began in 2008 and the economic effects of the COVID-19 pandemic, the U.S. government and the U.S. Federal Reserve Board, as well as many foreign governments and their central banks, took a number of unprecedented actions designed to support certain financial institutions and segments of the financial markets that have experienced extreme volatility and, in some cases, a lack of liquidity. The U.S. Federal Reserve and many foreign central banks began to raise interest rates in 2022 and withdraw support to the markets in an effort to control inflation, which has negatively affected market prices and volatility. There is a risk that future actions by the U.S. government to stimulate or stabilize economic growth could result in volatility and less liquidity.

Ave Maria Bond Fund | Equity Market Risks [Member]

Equity Market Risks. The Fund is subject to the risk that the securities markets may decrease in value due to factors such as economic decline, interest rate changes and political events. Investments in micro-, small- and mid-sized companies often involve higher risks because they may lack the management experience, financial resources, product diversification and competitive strengths usually present with larger companies. Stocks tend to move in cycles and may experience periods of turbulence and instability. Any equity securities held by the Fund may be subject to certain risks, such as rapid fluctuations in price or liquidity due to earnings or other developments affecting a particular company or industry, stock market trends and general economic conditions, investor perceptions, and other factors beyond the control of the Adviser. The value of an investment in the Fund may decline in tandem with a drop in the overall value of the markets in which the Fund invests and/or other markets based on negative developments in the U.S. and global economies. Economic, political, and financial conditions, including conflicts or wars, political events, or industry trends and developments, may, from time to time, and for varying periods of time, cause volatility, illiquidity, or other potentially adverse effects in the financial markets. Natural or environmental disasters, such as earthquakes, fires, floods, hurricanes and tsunamis, and widespread disease, including pandemics and epidemics, have been and can be highly disruptive to economies and the markets. Economies and financial markets throughout the world are interconnected, which increases the possibility that economic, financial, or political events in one country could have a profound impact on global economies or markets, including the U.S. financial markets.

●	Recent Market Events. Periods of volatility may occur in response to market events and other factors. The COVID-19 pandemic, war or open conflicts between nations (such as between Russia and Ukraine, in the Middle East, or in eastern Asia), increased internal political discord, and higher prices for goods and commodities could continue to have adverse effects on regional and global economies, may further strain global supply chains, and healthcare systems, and negatively impact global growth and inflation. Large expansion of government deficits and debt as a result of government actions to mitigate the effects of these events, as well as policy changes by the Federal Reserve and/or the U.S. government, and political events within the U.S and abroad, including routine elections, may affect investors and consumer confidence, and adversely impact the financial markets. Recent and potential future bank failures could result in disruption to the broader banking industry or markets in general and reduce confidence in financial institutions and the economy as a whole. Other events that may arise in the future could exacerbate pre-existing political, social, and economic risks in ways that cannot be predicted.

Ave Maria Bond Fund | Security Selection Risks [Member]

Security Selection Risks. Like any mutual fund, the Fund’s method of security selection may not be successful and the Fund might underperform the markets as a whole. The Adviser’s opinion about the creditworthiness of a company, the intrinsic value of a security or the direction of interest rates may be incorrect, which may cause the Fund to underperform relative to other mutual funds that have similar investment strategies. Changes in the dividend policies or capital resources of companies may affect a stock’s ability to produce income, which may cause the Fund’s equity securities to decline in value.

Schwartz Value Focused Fund
Risk/Return Summary
What is the Fund’s investment objective?
The investment objective of the Fund is to seek long-term capital appreciation.
What are the Fund’s fees and expenses?

This table describes the fees and expenses that you may pay if you buy, hold and sell shares of the Fund. You may pay other fees, such as brokerage commissions and fees to intermediaries, which are not reflected in the table and example below.

Shareholder Fees (fees paid directly from your investment)
Shareholder Fees	Schwartz Value Focused Fund Schwartz Value Focused Fund USD ($)
Shareholder Fees (fees paid directly from your investment)	none

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses	Schwartz Value Focused Fund Schwartz Value Focused Fund
Management Fees	0.75%
Other Expenses	0.42%
Fee Recoupment	0.11%	[1]
Acquired Fund Fees and Expenses	0.01%
Total Annual Fund Operating Expenses	1.29%
Less: Fee Waiver	0.03%	[1]
Total Annual Fund Operating Expenses After Fee Waiver/Recoupment	1.26%	[2]
[1]	Schwartz Investment Counsel, Inc. (the “Adviser”) has contractually agreed to reduce Management Fees and reimburse Other Expenses so that “Total Annual Fund Operating Expenses” (excluding Acquired Fund Fees and Expenses, interest, taxes, brokerage costs and extraordinary expenses) do not exceed 1.25%. Any management fee waivers and/or expense reimbursements by the Adviser are subject to repayment by the Fund for a period of three years from the date such fees and expenses were waived or reimbursed, provided the repayment to the Adviser does not cause “Total Annual Fund Operating Expenses” (excluding Acquired Fund Fees and Expenses, interest, taxes, brokerage costs and extraordinary expenses) of the Fund to exceed the contractual expense limitation at the time such amount was waived or repaid. This expense limitation is in effect until May 1, 2025 and may be terminated by the Fund or the Adviser upon not less than 60 days’ prior written notice, provided, however, that (i) the Adviser may not terminate the agreement without the approval of the Board of Trustees, and (ii) the agreement terminates automatically if the Adviser ceases to serve as the Fund’s investment adviser. During the fiscal year ended December 31, 2023, the Adviser waived $10,358 of its management fees and recouped $41,825 of previous fee reductions.
[2]	Total Annual Fund Operating Expenses After Fee Waiver/Recoupment will not correlate to the ratio of net expenses to average net assets in the Fund’s Financial Highlights, which does not reflect “Acquired Fund Fees and Expenses.”

Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. The Example also takes into account the Adviser’s contractual arrangement to maintain the Fund’s expenses at the agreed upon level for a period of one year. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. The Example also takes into account the Adviser’s contractual arrangement to maintain the Fund’s expenses at the agreed upon level for a period of one year. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example	Expense Example, with Redemption, 1 Year	Expense Example, with Redemption, 3 Years	Expense Example, with Redemption, 5 Years	Expense Example, with Redemption, 10 Years
Schwartz Value Focused Fund | Schwartz Value Focused Fund | USD ($)	128	383	657	1,439

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in Annual Fund Operating Expenses or in the Example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 24% of the average value of its portfolio.

What are the Fund’s principal investment strategies?

Under normal market conditions, the Fund invests at least 80% of its net assets, including the amount of any borrowings for investment purposes, in equity securities (which include common stocks, preferred stocks and securities convertible into common stocks). The Fund may invest in the securities of companies of any size, regardless of market capitalization. At times, depending on market and other conditions, the Fund may invest a substantial portion of its assets in a small number of issuers, industries, or business sectors. The Fund may invest in special situation companies that have fallen out of favor with the market, but are expected to appreciate over time due to company-specific developments, rather than general business conditions or movements in the markets as a whole. Special situations may include significant changes in a company’s allocation of its existing capital (companies undergoing turnarounds or spin-offs) or a restructuring of assets. Special situations may also result from significant changes to an industry through regulatory developments or shifts in competition, new product introductions, changes in senior management or significant changes in a company’s cost structure. The Fund may invest in equity securities of foreign issuers. The Fund will invest directly in foreign issuers or indirectly in the form of depositary receipts. Depositary receipts are stocks issued by a U.S. bank or broker that trade in the U.S. but represent ownership of securities issued by foreign companies.

The Fund may also invest in exchange-traded funds (“ETFs”) if the Adviser believes it is advisable to expose the Fund to the broad market or to broad market sectors or to protect against market risk without purchasing a large number of individual securities. ETFs differ from traditional index funds because their shares are listed on a securities exchange and can be traded intraday. When the Fund invests in an ETF, the Fund’s shareholders will indirectly pay a proportionate share of the management fee and operating expenses of the ETF. The Fund may invest in debt securities, which include U.S. Treasury notes and bonds, investment grade corporate debt securities, convertible debt securities and debt securities rated below investment grade (high yield or junk bonds). The Fund may also invest in cash or cash equivalents. The Fund’s cash level is a result of the Adviser’s individual security selection process, and therefore may vary, depending on the Adviser’s desired security weightings. Under normal market conditions, the Fund will limit its investment in ETFs, debt securities (including junk bonds), and cash or cash equivalents to no more than 20% of its net assets.

The Adviser uses fundamental security analyses to identify and purchase shares of companies that the Adviser believes are selling below their intrinsic value. The Adviser looks for companies whose market prices are below what a corporate or entrepreneurial buyer would be willing to pay for the entire business. The price of stocks in relation to cash flow, earnings, dividends, book value, and asset value, both historical and prospective, are key determinants in the security selection process. Emphasis is also placed on identifying companies undergoing changes that may significantly enhance shareholder value in the future, including changes in operations, management, capital allocation, strategies or product offerings. The Adviser intends to hold securities for an average of 3 to 5 years under normal market conditions. The price of the securities held by the Fund are monitored in relation to the Adviser’s criteria for value. When a stock appreciates substantially and is no longer undervalued, according to the Adviser’s valuation criteria, it is sold. Stocks are also sold when a company fails to achieve its expected results, or when economic factors or competitive developments adversely impair the company’s intrinsic value.

What are the principal risks of investing in the Fund?
What has been the Fund’s performance history?

The bar chart and performance table shown below provide some indication of the risks and variability of investing in the Fund by showing the Fund’s performance from year to year for each of the last ten calendar years, and by showing how the Fund’s average annual total returns for the 1-, 5- and 10-year periods ended December 31, 2023 compare with those of a broad measure of market performance. On May 1, 2024, the Fund changed its primary benchmark index from the Standard & Poor’s 1500® Index to the Standard & Poor’s 500® Index in order to present a more broad-based securities market index. The Standard & Poor’s 1500® Index will be used as the Fund’s secondary index. The performance results through December 31, 2015 and portions of 2016 were achieved using an investment strategy that is different than the more focused strategy that is currently being used to manage the Fund. Certain performance information reflects fee reductions and/or expense reimbursements by the Adviser; without such fee reductions and/or expense reimbursements, returns would be less than those shown. How the Fund has performed in the past (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. Updated performance information, current through the most recent month-end, is available on the Fund’s website (www.schwartzvaluefocusedfund.com) or by calling 1-888-726-0753.

During the periods shown in the bar chart, the highest return for a quarter was 32.32% during the quarter ended March 31, 2021 and the lowest return for a quarter was -27.83% during the quarter ended March 31, 2020.

Average Annual Total Returns For Periods Ended December 31, 2023

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

Average Annual Total Returns - Schwartz Value Focused Fund	Label	1 Year	5 Years	10 Years
Schwartz Value Focused Fund	Return Before Taxes	1.18%	16.32%	7.78%
Schwartz Value Focused Fund | After Taxes on Distributions		0.09%	15.54%	6.96%
Schwartz Value Focused Fund | After Taxes on Distributions and Sales		1.31%	13.10%	6.08%
STANDARD & POOR’S 500® INDEX (reflects no deduction for fees, expenses, or taxes)		26.29%	15.69%	12.03%
STANDARD & POOR’S 1500® INDEX (reflects no deduction for fees, expenses, or taxes)		25.47%	15.39%	11.76%

Schwartz Value Focused Fund | All Risk [Member]

As with any mutual fund investment, there is a risk that you could lose money by investing in the Fund. The Fund is not intended to be a complete investment program and there is no assurance that the Fund will achieve its investment objective. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Schwartz Value Focused Fund | Foreign Exposure Risks [Member]

Foreign Exposure Risks. Investments in foreign securities involve risks that may be different from those of U.S. securities, including the risk that foreign economies may be less stable than the U.S. economy. Foreign securities may not be subject to uniform audit, financial reporting or disclosure standards, practices, or requirements comparable to those found in the U.S. Foreign securities are also subject to the risk of adverse changes in investment or exchange control regulations, tariffs, expropriation or confiscatory taxation, delayed transaction settlement, limitations on the removal of money or other assets, political or social instability, war or conflicts, and nationalization of companies or industries. The risks associated with tensions or open conflict between nations (including trade tensions between China and its trading partners), government capital or currency controls, expropriation of assets, the United Kingdom’s departure from the European Union in 2020, commonly referred to as “Brexit,” the possibility of changes to some international trade agreements, or political or economic dysfunction within some nations that are global economic powers or major producers of oil, could affect the economies of many nations, including the U.S., in ways that cannot necessarily be foreseen.

Depositary receipts are subject to some of the same risks as direct investment in foreign companies and certain additional risks. In a sponsored depositary arrangement, the foreign issuer assumes the obligation to pay some or all of the depositary’s transaction fees. Under an unsponsored depositary arrangement, the foreign issuer assumes no obligation and the depositary’s transaction fees are paid directly by the depositary holders. Because unsponsored depositary arrangements are organized independently and without the cooperation of the issuer of the underlying securities, available information concerning the foreign issuer may not be as current as for sponsored depositaries and voting rights for the deposited securities are not passed through to the holders.

Schwartz Value Focused Fund | Preferred Stock Risks [Member]

Preferred Stock Risks. Preferred stock is subject to the risks of equity securities as well as risks associated with fixed income securities, such as interest rate risk. Because a company will generally pay dividends on preferred stock only after the company makes required payments to creditors, the value of a company’s preferred stock may react strongly to actual or perceived changes in the company’s financial condition or outlook. Preferred stock may be less liquid than common stock and generally has limited or no voting rights. In addition, preferred stock is subject to the risk that a company may defer or not pay dividends, may call or redeem its preferred stock, or convert it to common stock.

Schwartz Value Focused Fund | Convertible Security Risks [Member]

Convertible Security Risks. A convertible security is a bond or preferred stock that can be exchanged or converted into a specific number of shares of the issuer’s common stock. When the price of the underlying stock falls, the price of a convertible security tends to decline. Because a company must generally pay interest on its nonconvertible secured debt before it can pay interest on its convertible securities, the credit rating of a company’s convertible securities is generally lower than on its secured nonconvertible debt securities. A convertible security may be “callable,” which means the issuer can redeem the security prior to its maturity.

Schwartz Value Focused Fund | Sector Risks [Member]

Sector Risks. If the Fund holds significant investments in the securities of issuers in industries within a particular sector, any development affecting that sector will have a greater impact on the value of the Fund’s net assets than would be the case if the Fund did not have significant investments in that sector. For instance, economic or market factors, regulation, or deregulation, technological, or other developments, may negatively impact all companies in a particular sector. This may increase the risk of loss and share price volatility in the Fund. As of December 31, 2023, the Fund had 26.0% of the value of its net assets invested in a single stock within the real estate sector and 35.5% of the value of its net assets invested in the real estate sector. Certain stocks that are associated with the real estate sector, including the stock held by the Fund that, as of December 31, 2023, represented 26.0% of the Fund’s net assets, operate as property leasing companies for a particular industry, such as the natural gas and crude oil industry, and may be more dependent on the strength of their underlying industry than the strength of the real estate market generally. The oil and natural gas market has experienced periods of volatility and fluctuation that is often based on factors that may be out of the control of the issuers of such securities, including changes in supply and demand, international political and economic developments, and the success of exploration projects.

Schwartz Value Focused Fund | Holdings Risks [Member]

Holdings Risks. If the Fund emphasizes investments in a particular issuer or issuers or holds a smaller number of portfolio securities than other mutual funds, the Fund’s portfolio will be more susceptible to the depreciation of any one security than a fund that invests in a larger number of stocks. As of December 31, 2023, the Fund had 26.0% of the value of its net assets invested in a single issuer.

Schwartz Value Focused Fund | Security Selection And Investment Style Risks [Member]

Security Selection and Investment Style Risks. Like any mutual fund, the Fund’s method of security selection may not be successful, and the Fund may underperform the stock market as a whole. If the Adviser’s opinion about the intrinsic value of a company is incorrect or if the intrinsic value of a company is not recognized by the market, a stock may not achieve the price appreciation anticipated by the Adviser. The Fund’s value style may cause it to underperform relative to funds that use a growth or non-value approach to investing or funds that have a broader investment style.

Schwartz Value Focused Fund | Market Capitalization Risks [Member]

Market Capitalization Risks. The Fund may emphasize investment in a particular market capitalization, which may cause its share price to be more susceptible to the financial, market or economic events affecting issuers within that market capitalization. Larger capitalization companies may be unable to respond quickly to new competitive challenges, such as changes in technology and consumer tastes, have fewer opportunities to expand the market for their products or services, and may not be able to attain the high growth rate of successful smaller companies. Small and mid-capitalization companies may lack the management experience, financial resources, product diversification and other competitive strengths usually present in larger companies. Micro-cap companies may have limited product lines, markets, and access to financing, and may lack the management depth of larger companies. In many instances, the securities of micro, small and mid-capitalization companies are traded only over-the-counter or on a regional securities exchange, and the frequency and volume of their trading is substantially less than is typical of larger companies.

●	Debt Security Risks. Any debt securities held by the Fund are subject to certain risks, such as credit risk, interest rate risk and liquidity risk. At times there may be an imbalance of supply and demand in the markets which could result in greater price volatility, less liquidity, wider trading spreads and a lack of price transparency. Credit risk is the risk that the issuer of the security cannot meet its financial obligations. Issuers of junk bonds may not be as financially strong and may have a weakened capacity to pay interest or principal, when due, especially during periods of economic downturn or uncertainty. Interest rate risk is the risk that the Fund’s share price will be affected by changes in interest rates. When interest rates rise, the value of the Fund’s debt securities and share price generally will decline. Securities with longer maturities generally are more sensitive to interest rate changes than securities with shorter maturities. Potential changes in government policy affecting interest rates may cause debt securities to experience a heightened level of interest rate risk. The decision by the U.S. Federal Reserve in 2022 to aggressively increase interest rates and sell some of the U.S. Government securities on its balance sheet in an effort to control the effects of inflation has caused volatility in the markets, due in part to the prolonged period of low interest rates. It is difficult to accurately predict when interest rates may increase or when interest rate increases may end. Liquidity risk is the risk that a security cannot be sold at an advantageous time or price. Liquidity risk may be magnified in a rising interest rate environment, if there is a reduction in the inventories of traditional dealers, or in other circumstances. Lower rated securities may be subject to greater levels of liquidity risk.

Schwartz Value Focused Fund | General Market Risks [Member]

General Market Risks. The return on and value of an investment in the Fund will fluctuate in response to stock market movements. Stocks and other equity securities are subject to market risks, such as rapid fluctuations in price or liquidity due to earnings and other developments affecting a particular company or industry, stock market trends and general economic conditions, investor perceptions, interest rates and other factors beyond the control of the Adviser. Stocks tend to move in cycles and may experience periods of turbulence and instability. The value of an investment in the Fund may decline in tandem with a drop in the overall value of the markets in which the Fund invests and/or other markets based on negative developments in the U.S. and global economies. Economic, political and financial conditions, including wars or conflicts, political events, or industry trends and developments, may, from time to time, and for varying periods of time, cause volatility, illiquidity or other potentially adverse effects in the financial markets. Natural or environmental disasters, such as earthquakes, fires, floods, hurricanes and tsunamis, and widespread disease, including pandemics and epidemics, have been and can be highly disruptive to economies and the markets. Economies and financial markets throughout the world are interconnected, which increases the possibility that economic, financial, or political events in one country could have a profound impact on global economies or markets, including the U.S. financial markets.

●	Recent Market Events. Periods of volatility may occur in response to market events and other factors. The COVID-19 pandemic, war or open conflicts between nations (such as between Russia and Ukraine, in the Middle East, or in eastern Asia), increased internal political discord, and higher prices for goods and commodities could continue to have adverse effects on regional and global economies, may further strain global supply chains and healthcare systems, and negatively impact global growth and inflation. Large expansion of government deficits and debt as a result of government actions to mitigate the effects of these events, as well as policy changes by the Federal Reserve and/or the U.S. government, and political events within the U.S and abroad, including routine elections, may affect investors and consumer confidence, and adversely impact the financial markets. Recent and potential future bank failures could result in disruption to the broader banking industry or markets in general and reduce confidence in financial institutions and the economy as a whole. Other events that may arise in the future could exacerbate pre-existing political, social, and economic risks in ways that cannot be predicted.

Schwartz Value Focused Fund | Special Situation Company Risks [Member]

Special Situation Company Risks. Investing in special situation companies carries an additional risk of loss if the expected development does not occur or produce the intended results. The availability of special situation companies that present attractive investment opportunities may be sporadic, or rare in certain instances, which may detract from the Fund’s ability to pursue its investment objective.

Schwartz Value Focused Fund | Non Diversification Risks [Member]

Non-Diversification Risks. The Fund is classified as non-diversified and may therefore invest a greater percentage of its assets in the securities of a limited number of issuers than a fund that is diversified. At times, the Fund may overweight a position in a particular issuer or emphasize investment in a limited number of issuers, industries, or sectors, which may cause its share price to be more susceptible to any economic, business, political or regulatory occurrence affecting an issuer than a fund that is more widely diversified. The issuers that the Fund may emphasize will vary from time to time.

Schwartz Value Focused Fund | E T F Risks [Member]

ETF Risks. The Adviser may invest in certain types of ETFs in an effort to protect against market risk. Investments in ETFs generally present the same primary risks as investments in conventional investment companies, including the risk that the general level of security prices owned by the ETF may decline, thereby affecting the value of the shares of the ETF. In addition, ETFs are subject to certain risks that do not apply to mutual funds, including the risk that the market price of an ETF’s shares may trade at a discount to its net asset value (“NAV”), or that an active trading market for an ETF’s shares may not be developed or maintained. ETFs are also subject to the risks of the underlying securities or sectors that the ETF is designed to track.